Multi-Manager Alternative Strategies Fund
First Quarter Report
November 30, 2024 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 4.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
AIMCO CLO(a),(b)
Series 2015-ARRR Class BR3
3-month Term SOFR + 1.700% Floor 1.700% 10/17/2034	6.348%	525,000	525,433
AIMCO CLO Ltd.(a),(b)
Series 2024-10A Class BRR
3-month Term SOFR + 1.750% Floor 1.750% 07/22/2037	6.382%	450,000	451,052
Aligned Data Centers Issuer LLC(a)
Series 2021-1A Class A2
08/15/2046	1.937%	388,000	367,599
Allegro CLO Ltd.(a),(b)
Series 2016 Class C
3-month Term SOFR + 2.700% Floor 2.700% 04/25/2037	7.326%	550,000	556,304
Series 2024-2A Class B1
3-month Term SOFR + 1.900% Floor 1.900% 07/24/2037	7.182%	500,000	500,726
AMMC CLO Ltd.(a),(b)
Series 2016-18A Class BR
3-month Term SOFR + 1.862% 05/26/2031	6.383%	600,000	601,452
Apidos CLO XXV(a),(b)
Series 2025-RR Class A2R2
3-month Term SOFR + 1.800% Floor 1.800% 10/20/2031	6.417%	500,000	500,686
Bayview Opportunity Master Fund VII(a),(b),(c),(d)
Series 2024-EDU1 Class E
30-day Average SOFR + 3.500% 06/25/2047	8.780%	477,729	483,482
Bear Mountain Park CLO Ltd.(a),(b)
Series 2022-1A Class BR
3-month Term SOFR + 1.750% Floor 1.750% 07/15/2037	6.406%	500,000	502,478
BlueMountain CLO Ltd.(a),(b)
Series 2016-3A Class BR
3-month Term SOFR + 1.962% Floor 1.700% 11/15/2030	6.485%	525,000	525,321
BlueMountain Fuji US CLO I Ltd.(a),(b)
Series 2017-1A Class BR
3-month Term SOFR + 1.762% Floor 1.500% 07/20/2029	6.379%	375,000	375,000
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BlueMountain Fuji US CLO II Ltd.(a),(b)
Series 2017-2A Class A2
3-month Term SOFR + 1.862% Floor 1.600% 10/20/2030	6.479%	500,000	499,427
Carvana Auto Receivables Trust(a),(d),(e)
Series 2023-N3 Class R
09/10/2030	0.000%	2,000	500,000
CIFC Funding Ltd.(a),(b)
Series 2023-2A Class B
3-month Term SOFR + 2.600% Floor 2.600% 01/21/2037	7.217%	450,000	457,312
Cloud Capital Holdco LP(a),(c),(d)
Series 2024-1A Class A2
11/22/2049	5.781%	270,000	270,000
Conseco Finance Securitizations Corp.(b)
Series 2001-4 Class M1
1-month Term SOFR + 1.864% Floor 1.750%, Cap 15.000% 09/01/2033	6.417%	216,930	216,542
DataBank Issuer LLC(a)
Series 2023-1 Class A2
02/25/2053	5.116%	130,000	127,340
DB Master Finance LLC(a)
Series 2019-1A Class A2II
05/20/2049	4.021%	180,025	176,583
Elmwood CLO Ltd.(a),(b)
Series 2024-6A Class B
3-month Term SOFR + 1.750% Floor 1.750% 07/17/2037	7.050%	500,000	501,686
Hertz Vehicle Financing III LLC(a)
Subordinated Series 2023-1A Class C
06/25/2027	6.910%	650,000	653,794
Hotwire Funding LLC(a)
Series 2024-1A Class A2
06/20/2054	5.893%	235,000	239,346
Huntington Bank Auto Credit-Linked Notes(a),(b)
Subordinated Series 2024-2 Class C
30-day Average SOFR + 2.600% 10/20/2032	7.455%	490,000	491,130
Invesco US CLO Ltd.(e)
12/30/2024	0.000%	600,000	510,000
Invesco US CLO Ltd.(a),(c),(d),(f),(g)
Series 2024-4 Class Y
01/15/2038	3.000%	600,000	60

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2024-4
01/15/2038	3.000%	600,000	510,000
J.G. Wentworth XXXVII LLC(a)
Subordinated Series 2016-1A Class B
06/17/2069	5.190%	586,493	541,917
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	140,488	138,203
LAD Auto Receivables Trust(a)
Subordinated Series 2023-2A Class D
02/15/2031	6.300%	550,000	547,651
Madison Park Funding XXIX Ltd.(a),(b)
Series 2024-29A Class BR
3-month Term SOFR + 1.800% Floor 1.800% 10/18/2030	6.432%	450,000	450,762
Magnetite Xlii Ltd.(a),(f),(g)
Series 2024-42A Class
01/25/2038	3.000%	450,000	394,200
Navient Student Loan Trust(b)
Series 2014-1 Class A3
30-day Average SOFR + 0.624% Floor 0.510% 06/25/2031	5.359%	199,223	195,593
OCCU Auto Receivables Trust(a)
Series 2022-1 Class A3
10/15/2027	5.500%	272,990	273,612
OCP CLO Ltd.(a),(b)
Series 2021-21A Class B
3-month Term SOFR + 1.962% Floor 1.700% 07/20/2034	6.579%	300,000	300,343
OHA Credit Funding Ltd.(a),(b)
Series 2020-7A Class AR
3-month Term SOFR + 1.300% Floor 1.300% 02/24/2037	5.917%	475,000	475,984
Park Avenue Institutional Advisers CLO Ltd.(a),(b)
Series 2021-1A Class A2
3-month Term SOFR + 2.012% Floor 1.750% 01/20/2034	6.629%	250,000	250,125
Rad CLO Ltd.(a),(b)
Series 2023-22A Class D
3-month Term SOFR + 5.000% Floor 5.000% 01/20/2037	9.617%	250,000	257,379
Series 2024-7A Class B1R
3-month Term SOFR + 1.900% Floor 1.900% 04/17/2036	6.548%	500,000	500,527
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Rockford Tower CLO Ltd.(a),(b)
Series 2017-3A Class B
3-month Term SOFR + 1.732% Floor 1.470% 10/20/2030	6.349%	450,000	450,481
Series 2021-1A Class B
3-month Term SOFR + 1.912% Floor 1.650% 07/20/2034	6.529%	448,279	448,932
Sabey Data Center Issuer LLC(a)
Series 2020-1 Class A2
04/20/2045	3.812%	470,000	466,993
SLM Student Loan Trust(b)
Series 2008-2 Class B
90-day Average SOFR + 1.462% Floor 1.200% 01/25/2083	6.645%	740,000	764,822
Series 2008-4 Class A4
90-day Average SOFR + 1.912% Floor 1.650% 07/25/2026	7.095%	131,194	131,472
Series 2008-7 Class B
90-day Average SOFR + 2.112% Floor 1.850% 07/26/2083	7.295%	500,000	514,881
Series 2012-1 Class A3
30-day Average SOFR + 1.064% Floor 0.950% 09/25/2028	5.799%	240,254	236,852
Subordinated Series 2004-10 Class B
90-day Average SOFR + 0.632% Floor 0.370% 01/25/2040	5.815%	223,165	208,534
Subordinated Series 2012-7 Class B
30-day Average SOFR + 1.914% Floor 1.800% 09/25/2043	6.649%	550,000	534,695
Switch ABS Issuer LLC(a)
Series 2024-2A Class A2
06/25/2054	5.436%	500,000	500,966
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	553,125	551,631
TAL Advantage VII LLC(a)
Series 2020-1A Class A
09/20/2045	2.050%	258,750	240,550
Textainer Marine Containers VII Ltd.(a)
Series 2021-2A Class A
04/20/2046	2.230%	552,833	503,627
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Textainer Marine Containers VIII Ltd.(a)
Series 2020-2A Class A
09/20/2045	2.100%	184,811	170,503
Series 2020-3A Class A
09/20/2045	2.110%	223,500	207,093
Tif Funding II LLC(a)
Series 2020-1A Class A
08/20/2045	2.090%	146,300	135,273
T-Mobile US Trust(a)
Series 2022-1A Class A
05/22/2028	4.910%	430,010	430,335
Vantage Data Centers LLC(a)
Series 2020-1A Class A2
09/15/2045	1.645%	395,000	384,069
Ziply Fiber Issuer LLC(a)
Subordinated Series 2024-1A Class B
04/20/2054	7.810%	400,000	413,627
Total Asset-Backed Securities — Non-Agency (Cost $21,821,777)			22,164,385

Commercial Mortgage-Backed Securities - Agency 0.2%

Federal Home Loan Mortgage Corp. Multifamily Pass-Through REMIC Trust(f),(h)
Series 2019-P002 Class X
07/25/2033	1.138%	705,000	40,032
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(f),(h)
CMO Series K057 Class X1
07/25/2026	1.283%	4,958,672	70,787
Series 2018-K732 Class X3
05/25/2046	2.247%	1,350,000	18,467
Series K039 Class X3 (FHLMC)
08/25/2042	5.140%	111,215	12,618
Series K043 Class X3
02/25/2043	1.672%	3,951,044	3,837
Series K051 Class X3
10/25/2043	1.670%	2,099,984	29,111
Series K060 Class X3
12/25/2044	1.962%	1,349,985	45,110
Series K0728 Class X3
11/25/2045	4.251%	171,046	29
Series KC07 Class X1
09/25/2026	0.836%	3,622,874	27,584
Series KL05 Class X1HG
12/25/2027	1.368%	2,400,000	78,525
Series KLU3 Class X1
01/25/2031	2.074%	1,566,601	130,632
Series KS06 Class X
08/25/2026	1.187%	2,550,723	20,110
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series Q004 Class XFL
05/25/2044	1.232%	1,112,859	43,983
Federal National Mortgage Association(f),(h)
Series 2016-M11B Class X2
07/25/2039	3.098%	409,202	5,766
Series 2016-M4 Class X2
01/25/2039	2.727%	271,744	1,467
Series 2019-M29 Class X4
03/25/2029	0.700%	4,300,000	104,370
Freddie Mac Multifamily Structured Pass-Through Certificates(f),(h)
Series K096 Class X3 (FHLMC)
07/25/2029	2.112%	3,390,000	264,621
FREMF Mortgage Trust(a),(b)
Subordinated Series 2019-KF71 Class B
30-day Average SOFR + 2.414% Floor 2.300% 10/25/2029	7.264%	283,367	262,986
Government National Mortgage Association(f),(h)
CMO Series 2014-103 Class IO
05/16/2055	0.189%	1,019,879	5,249
Series 2012-4 Class IO
05/16/2052	0.000%	1,667,278	17
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,619,911)			1,165,301

Commercial Mortgage-Backed Securities - Non-Agency 6.0%

1211 Avenue of the Americas Trust(a),(f)
Subordinated Series 2015-1211 Class B
08/10/2035	4.230%	380,000	373,376
225 Liberty Street Trust(a),(f),(h)
Series 2016-225L Class X
02/10/2036	1.030%	5,000,000	34,939
245 Park Avenue Trust(a)
Series 2017-245P Class A
06/05/2037	3.508%	288,000	274,833
AMSR Trust(a)
Subordinated Series 2020-SFR3 Class H
09/17/2037	6.500%	800,000	797,432
BAMLL Commercial Mortgage Securities Trust(a),(f)
Series 2015-200P Class D
04/14/2033	3.716%	515,000	505,755
Series 2018-PARK Class A
08/10/2038	4.227%	95,000	90,717
Banc of America Merrill Lynch Commercial Mortgage Securities Trust(a)
Series 2015-200P Class A
04/14/2033	3.218%	270,000	267,142

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BFLD Trust(a),(b)
Series 2021-FPM Class A
1-month Term SOFR + 1.714% Floor 1.600% 06/15/2038	6.324%	288,000	287,820
BOCA Commercial Mortgage Trust(a),(b)
Series 2024-BOCA Class A
1-month Term SOFR + 1.921% Floor 1.921% 08/15/2041	6.530%	195,000	195,488
BX Commercial Mortgage Trust(a),(b)
Series 2021-CIP Class A
1-month Term SOFR + 1.035% Floor 0.921% 12/15/2038	5.645%	403,753	402,744
Series 2021-VOLT Class A
1-month Term SOFR + 0.814% Floor 0.700% 09/15/2036	5.424%	385,000	384,401
Series 2024-XL5 Class A
1-month Term SOFR + 1.392% Floor 1.392% 03/15/2041	6.001%	280,273	281,062
Subordinated CMO Series 2021-VOLT Class F
1-month Term SOFR + 2.514% Floor 2.400% 09/15/2036	7.124%	245,000	244,541
Subordinated Series 2021-MFM1 Class B
1-month Term SOFR + 1.064% Floor 0.950% 01/15/2034	5.674%	500,500	499,043
Subordinated Series 2021-SOAR Class E
1-month Term SOFR + 1.914% Floor 1.800% 06/15/2038	6.524%	350,695	350,038
Subordinated Series 2022-LP2 Class C
1-month Term SOFR + 1.560% Floor 1.562% 02/15/2039	6.171%	318,532	317,439
BX Trust(a),(b)
1-month Term SOFR + 2.090% Floor 2.090% 03/15/2041	6.699%	356,000	357,106
Series 2022-GPA Class A
1-month Term SOFR + 2.165% Floor 2.165% 08/15/2039	6.774%	232,597	232,597
Subordinated Series 2021-LBA Class DJV
1-month Term SOFR + 1.714% Floor 1.600% 02/15/2036	6.324%	550,000	546,219
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Subordinated Series 2021-LBA Class EJV
1-month Term SOFR + 2.114% Floor 2.000% 02/15/2036	6.724%	240,000	237,006
Subordinated Series 2022-GPA Class B
1-month Term SOFR + 2.664% Floor 2.664% 08/15/2041	7.273%	84,000	84,000
Subordinated Series 2022-PSB Class C
1-month Term SOFR + 3.697% Floor 3.697% 08/15/2039	8.306%	335,156	336,830
Subordinated Series 2024-BIO Class D
1-month Term SOFR + 3.639% 02/15/2041	8.248%	463,000	455,362
BX Trust(a)
Series 2019-OC11 Class A
12/09/2041	3.202%	225,000	205,772
Series 2022-CLS Class A
10/13/2027	5.760%	150,000	149,699
BXHPP Trust(a),(b)
Subordinated Series 2021-FILM Class C
1-month Term SOFR + 1.214% Floor 1.100% 08/15/2036	5.824%	600,000	560,077
BXP Trust(a),(f)
Subordinated Series 2017-GM Class D
06/13/2039	3.539%	630,000	582,628
CAMB Commercial Mortgage Trust(a),(b)
Series 2019-LIFE Class A
1-month Term SOFR + 1.184% Floor 1.320% 12/15/2037	5.977%	330,000	330,000
Citigroup Commercial Mortgage Trust(a)
Series 2013-375P Class A
05/10/2035	3.251%	503,947	495,128
Citigroup Commercial Mortgage Trust(f),(h)
Series 2016-P3 Class XA
04/15/2049	1.809%	8,577,653	95,101
Citigroup Commercial Mortgage Trust(a),(f)
Series 2023-SMRT Class A
06/10/2028	6.015%	135,000	137,840
COMM Mortgage Trust(a),(f),(h)
Series 2020-CBM Class XCP
02/10/2037	0.722%	3,134,666	1,811
Series 2020-SBX Class X
01/10/2038	0.662%	11,501,000	51,726
Commercial Mortgage Trust(f),(h)
Series 2012-CR4 Class XA
10/15/2045	1.289%	672,394	7,420
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Commercial Mortgage Trust(a)
Series 2016-787S Class A
02/10/2036	3.545%	500,000	484,727
CoreVest American Finance Trust(a),(f),(h)
Series 2019-3 Class XA
10/15/2052	2.150%	37,302	428
Series 2020-1 Class XA
03/15/2050	2.517%	298,575	7,798
CoreVest American Finance Trust(a)
Series 2020-1 Class A2
03/15/2050	2.296%	251,184	234,893
CRSNT Trust(a),(b)
Subordinated Series 2021-MOON Class C
1-month Term SOFR + 1.664% Floor 1.550% 04/15/2036	6.274%	492,000	483,390
CSAIL Commercial Mortgage Trust(f),(h)
Series 2015-C3 Class XA
08/15/2048	0.797%	7,929,896	11,429
CSMC Trust(a),(f)
Subordinated Series 2021-B33 Class B
10/10/2043	3.766%	423,000	361,511
DBGS Mortgage Trust(f)
Subordinated Series 2018-C1 Class AM
10/15/2051	4.774%	542,000	514,706
Del Amo Fashion Center Trust(a),(f)
Subordinated Series 2017-AMO Class C
06/05/2035	3.757%	420,000	381,823
DOLP Trust(a),(f)
Subordinated Series 2021-NYC Class D
05/10/2041	3.704%	500,000	394,148
DROP Mortgage Trust(a),(b)
Subordinated Series 2021-FILE Class B
1-month Term SOFR + 1.814% Floor 1.700% 10/15/2043	6.424%	311,000	282,233
ELP Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-ELP Class C
1-month Term SOFR + 1.434% Floor 1.320% 11/15/2038	6.044%	349,593	347,627
FirstKey Homes Trust(a)
Series 2020-SFR2 Class A
10/19/2037	1.266%	201,829	195,925
Series 2021-SFR2 Class F2
09/17/2038	3.157%	850,000	787,098
Series 2021-SFR3 Class F2
12/17/2038	3.832%	820,000	770,668
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fontainebleau Miami Beach Trust(a)
Subordinated Series 2019-FBLU Class B
12/10/2036	3.447%	435,810	434,875
Fontainebleau Miami Beach Trust(a),(f)
Subordinated Series 2019-FBLU Class E
12/10/2036	4.095%	310,000	308,717
Grace Trust(a)
Subordinated Series 2020-GRCE Class B
12/10/2040	2.600%	500,000	421,051
Great Wolf Trust(a),(b)
Series 2024-WOLF Class B
1-month Term SOFR + 2.091% Floor 2.091% 03/15/2039	6.759%	540,000	540,675
Series 2024-WOLF Class C
1-month Term SOFR + 2.391% Floor 2.391% 03/15/2039	7.059%	360,000	360,563
GS Mortgage Securities Corp II(a),(f)
Series 2017-375H Class A
09/10/2037	3.591%	460,000	434,942
GS Mortgage Securities Trust(a),(f),(h)
Series 2020-UPTN Class XA
02/10/2037	0.446%	1,750,000	76
Hilton USA Trust(a),(f)
Subordinated Series 2016-HHV Class F
11/05/2038	4.333%	450,000	427,181
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	76,218	71,931
Hudson Yards Mortgage Trust(a),(f)
Series 2019-55HY Class F
12/10/2041	3.041%	85,000	68,425
INTOWN Mortgage Trust(a),(b)
Subordinated Series 2022-STAY Class B
1-month Term SOFR + 3.286% Floor 3.286% 08/15/2037	7.896%	150,000	150,339
JPMBB Commercial Mortgage Securities Trust(f),(h)
Series 2014-C23 Class XA
09/15/2047	0.520%	404,886	8
Series 2014-C26 Class XA
01/15/2048	0.844%	1,009,819	31
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	344,450

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Subordinated Series 2022-NLP Class H
1-month Term SOFR + 5.010% Floor 5.010% 04/15/2037	9.619%	224,544	165,750
Life Mortgage Trust(a),(b)
Series 2022-BMR2 Class A1
1-month Term SOFR + 1.295% Floor 1.295% 05/15/2039	5.905%	530,000	517,079
Series 2022-BMR2 Class B
1-month Term SOFR + 1.794% Floor 1.794% 05/15/2039	6.403%	605,000	573,230
MHC Commercial Mortgage Trust(a),(b)
Subordinated Series 2021-MHC Class B
1-month Term SOFR + 1.215% Floor 1.101% 04/15/2038	5.825%	432,000	430,789
MHC Trust(a),(b)
Series 2021-MHC2 Class E
1-month Term SOFR + 2.064% 05/15/2038	6.674%	600,000	598,261
Morgan Stanley Bank of America Merrill Lynch Trust(f),(h)
Series 2015-C26 Class XA
10/15/2048	1.098%	8,498,480	14,776
Series 2016-C31 Class XA
11/15/2049	1.400%	1,987,682	32,594
Morgan Stanley Capital I Trust(a),(f)
Series 2018-MP Class A
07/11/2040	4.419%	212,000	191,080
Natixis Commercial Mortgage Securities Trust(a),(f),(h)
Series 2020-2PAC Class XA
12/15/2038	1.540%	937,398	14,186
Series 2020-2PAC Class XB
12/15/2038	1.102%	2,665,000	28,240
Natixis Commercial Mortgage Securities Trust(a),(f)
Subordinated Series 2018-ALXA Class E
01/15/2043	4.316%	60,000	47,470
NRTH Mortgage Trust(a),(b)
Series 2024-PARK Class A
1-month Term SOFR + 1.641% 03/15/2041	6.445%	362,000	362,715
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class AJ
1-month Term SOFR + 1.364% Floor 1.250% 01/15/2036	5.974%	372,000	349,680
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
PGA Trust(a),(b)
Subordinated Series 2024-RSR2 Class B
1-month Term SOFR + 2.390% Floor 2.390% 06/15/2039	7.254%	670,000	669,372
Progress Residential Trust(a)
Subordinated Series 2021-SFR7 Class E2
08/17/2040	2.640%	788,000	694,321
Subordinated Series 2021-SFR9 Class E1
11/17/2040	2.811%	910,000	821,482
Subordinated Series 2024-SFR3 Class D
06/17/2041	3.500%	450,000	410,515
ROCK Trust(a)
Series 2024-CNTR Class E
11/13/2041	8.819%	570,000	595,641
SCOTT Trust(a)
Subordinated Series 2023-SFS Class AS
03/15/2040	6.204%	100,000	100,568
SFAVE Commercial Mortgage Securities Trust(a),(f)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	425,000	363,330
Series 2015-5AVE Class A2B
01/05/2043	4.144%	35,000	30,789
Subordinated Series 2015-5AVE Class C
01/05/2043	4.534%	345,000	288,424
SMRT Commercial Mortgage Trust(a),(b)
Subordinated Series 2022-MINI Class B
1-month Term SOFR + 1.350% Floor 1.350% 01/15/2039	5.959%	350,000	346,281
Subordinated Series 2022-MINI Class D
1-month Term SOFR + 1.950% Floor 1.950% 01/15/2039	6.559%	430,000	421,938
Subordinated Series 2022-MINI Class E
1-month Term SOFR + 2.700% Floor 2.700% 01/15/2039	7.309%	350,000	332,561
STWD FL1 Ltd.(a),(b)
Series 2019 Class AS
1-month Term SOFR + 1.514% Floor 1.400% 07/15/2038	6.125%	8,475	8,440
VMC Finance LLC(a),(b)
Series 2021-FL4 Class B
1-month Term SOFR + 1.914% Floor 1.800% 06/18/2036	6.524%	299,000	291,372
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wells Fargo Commercial Mortgage Trust(a),(f)
Series 2024-SVEN Class D
06/10/2037	6.323%	667,000	663,873
Subordinated Series 2019-JDWR Class D
09/15/2031	3.437%	425,000	407,539
Wells Fargo Commercial Mortgage Trust(f)
Subordinated Series 2018-C47 Class AS
09/15/2061	4.673%	560,000	546,018
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $29,460,791)			29,313,074

Common Stocks 0.0%
Issuer	Shares	Value ($)
Communication Services 0.0%
Media 0.0%
Intelsat Emergence SA(i)	7,905	240,443
Total Communication Services		240,443
Real Estate 0.0%
Real Estate Management & Development 0.0%
China Aoyuan Group Ltd.(i)	12,296	411
China Aoyuan Group Ltd.(i)	30,741	1,027
Total		1,438
Total Real Estate		1,438
Total Common Stocks (Cost $260,929)		241,881

Convertible Bonds(j) 0.9%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
Air Canada
07/01/2025	4.000%	210,000	252,446
American Airlines Group, Inc.
07/01/2025	6.500%	490,000	528,827
Southwest Airlines Co.
05/01/2025	1.250%	390,000	396,240
Total			1,177,513
Cable and Satellite 0.1%
Liberty Media Corp.(a)
09/30/2053	2.375%	205,000	290,280
Consumer Cyclical Services 0.1%
Uber Technologies, Inc.(a)
12/01/2028	0.875%	396,000	473,675
Convertible Bonds(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Electric 0.2%
CenterPoint Energy, Inc.
08/15/2026	4.250%		485,000	501,115
PNM Resources, Inc.(a)
06/01/2054	5.750%		265,000	306,402
Southern Co. (The)(a)
06/15/2027	4.500%		375,000	404,898
Total				1,212,415
Home Construction 0.0%
China Aoyuan Group Ltd.(e)
09/30/2028	0.000%		4,395	53
Lodging 0.1%
Marriott Vacations Worldwide Corp.
12/15/2027	3.250%		335,000	318,083
Other Utility 0.1%
American Water Capital Corp.
06/15/2026	3.625%		365,000	365,801
Retailers 0.1%
Burlington Stores, Inc.
12/15/2027	1.250%		235,000	348,605
Technology 0.0%
Worldline SA(a),(e)
07/30/2026	0.000%	EUR	142,416	143,801
Total Convertible Bonds (Cost $3,946,302)				4,330,226

Convertible Preferred Stocks 0.4%
Issuer		Shares	Value ($)
Industrials 0.1%
Aerospace & Defense 0.1%
Boeing Co. (The)	6.000%	8,650	468,830
Total Industrials			468,830
Information Technology 0.1%
Technology Hardware, Storage & Peripherals 0.1%
Hewlett Packard Enterprise Co.	7.625%	5,750	354,240
Total Information Technology			354,240

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Utilities 0.2%
Electric Utilities 0.2%
NextEra Energy, Inc.	7.299%	20,400	1,063,339
Total Utilities			1,063,339
Total Convertible Preferred Stocks (Cost $1,818,856)			1,886,409

Corporate Bonds & Notes(j) 21.4%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
ABS Other 0.1%
American Tower Trust #1(a)
03/15/2028	5.490%		410,000	414,153
SBA Tower Trust(a)
01/15/2028	6.599%		240,000	245,993
Total				660,146
Aerospace & Defense 0.5%
Airbus SE(a)
06/09/2030	1.625%	EUR	100,000	99,768
Boeing Co. (The)
05/01/2030	5.150%		940,000	935,520
05/01/2050	5.805%		480,000	458,075
Boeing Co. (The)(a)
05/01/2034	6.528%		35,000	37,135
TransDigm, Inc.(a)
08/15/2028	6.750%		260,000	265,380
12/01/2031	7.125%		730,000	759,676
Total				2,555,554
Airlines 0.5%
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%		163,000	154,466
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2029	5.750%		710,000	708,332
Delta Air Lines Pass-Through Trust
06/10/2028	2.500%		76,627	71,469
Delta Air Lines, Inc.
01/15/2026	7.375%		185,000	188,943
Delta Air Lines, Inc./SkyMiles IP Ltd.(a)
10/20/2028	4.750%		919,000	912,391
JetBlue Airways Corp./Loyalty LP(a)
09/20/2031	9.875%		185,000	194,576
JetBlue Pass-Through Trust
Series 2020-1 Class A
11/15/2032	4.000%		295,301	278,601
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
United Airlines, Inc.(a)
04/15/2029	4.625%		110,000	105,775
Total				2,614,553
Apartment REIT 0.1%
American Homes 4 Rent LP
04/15/2052	4.300%		210,000	171,809
Invitation Homes Operating Partnership LP
08/15/2033	5.500%		60,000	60,951
01/15/2034	2.700%		95,000	77,862
Total				310,622
Automotive 0.4%
Allison Transmission. Inc.(a)
01/30/2031	3.750%		100,000	89,819
Ford Motor Co.
02/12/2032	3.250%		1,645,000	1,402,357
Ford Motor Credit Co. LLC
02/16/2028	2.900%		200,000	185,756
10/09/2028	5.625%	GBP	215,000	272,771
Total				1,950,703
Banking 3.5%
American Express Co.(k),(l)
	3.550%		85,000	81,160
Bank of America Corp.(k),(l)
	4.375%		80,000	77,114
Bank of America Corp.(l)
12/06/2025	1.530%		120,000	119,946
02/04/2028	2.551%		110,000	104,945
06/14/2029	2.087%		50,000	45,626
10/24/2031	1.922%		765,000	647,021
04/22/2032	2.687%		790,000	691,814
Bank of Montreal(l)
11/26/2082	7.325%	CAD	580,000	436,332
Junior Subordinated
11/26/2084	7.300%		200,000	207,335
Bank of Nova Scotia (The)(l)
10/27/2082	8.625%		415,000	442,372
BNP Paribas SA(a),(k),(l)
	8.500%		270,000	282,145
Capital One Financial Corp.(l)
11/02/2027	1.878%		215,000	203,046
Citigroup, Inc.(l)
03/20/2030	3.980%		520,000	501,080
11/05/2030	2.976%		100,000	91,482
Five Star Bancorp(a),(l)
Subordinated
09/01/2032	6.000%		95,000	87,253
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Goldman Sachs Group, Inc. (The)(l)
12/09/2026	1.093%		1,745,000	1,680,414
01/27/2032	1.992%		500,000	419,874
Goldman Sachs Group, Inc. (The)(a)
01/26/2028	0.250%	EUR	15,000	14,740
11/01/2028	2.000%	EUR	218,000	223,703
HSBC Holdings PLC(l)
06/04/2026	2.099%		720,000	709,572
Independent Bank Group, Inc.(l)
Subordinated
08/15/2034	8.375%		140,000	142,923
JPMorgan Chase & Co.(k),(l)
	3.650%		85,000	82,554
JPMorgan Chase & Co.(l)
12/10/2025	1.561%		1,400,000	1,398,878
04/22/2027	1.578%		285,000	272,799
06/01/2029	2.069%		615,000	562,154
Lloyds Banking Group PLC(l)
11/07/2028	3.574%		100,000	96,361
Morgan Stanley(l)
04/28/2026	2.188%		415,000	410,538
01/24/2029	3.772%		510,000	495,301
04/20/2029	5.164%		475,000	480,233
07/20/2029	5.449%		250,000	255,305
PNC Financial Services Group, Inc. (The)(l)
10/20/2034	6.875%		70,000	78,226
01/22/2035	5.676%		50,000	51,777
Popular, Inc.
03/13/2028	7.250%		215,000	223,007
Provident Financial Services, Inc.(l)
Subordinated
05/15/2034	9.000%		210,000	214,386
Royal Bank of Canada(k),(l)
	4.200%	CAD	200,000	127,414
Royal Bank of Canada(l)
05/02/2084	7.500%		610,000	635,362
11/24/2084	6.350%		515,000	499,316
Santander UK Group Holdings PLC(l)
06/14/2027	1.673%		110,000	104,405
Societe Generale SA(a),(k),(l)
	8.125%		200,000	197,303
Toronto-Dominion Bank (The)
09/09/2025	2.667%	CAD	601,000	426,241
Toronto-Dominion Bank (The)(l)
10/31/2082	8.125%		630,000	662,056
US Bancorp(k),(l)
	3.700%		345,000	326,376
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Webster Financial Corp.(l)
Subordinated
11/01/2030	3.875%	255,000	237,871
Wells Fargo & Co.(l)
02/11/2026	2.164%	545,000	542,052
06/02/2028	2.393%	140,000	132,075
07/25/2029	5.574%	1,180,000	1,209,113
02/11/2031	2.572%	280,000	249,956
Total			17,180,956
Brokerage/Asset Managers/Exchanges 0.0%
Jane Street Group/JSG Finance, Inc.(a)
11/15/2029	4.500%	195,000	185,588
Building Materials 0.2%
Advanced Drainage Systems, Inc.(a)
06/15/2030	6.375%	70,000	70,665
Cemex SAB de CV(a)
07/11/2031	3.875%	200,000	178,228
Stanley Black & Decker, Inc.(l)
03/15/2060	4.000%	740,000	728,201
Total			977,094
Cable and Satellite 1.1%
CCO Holdings LLC/Capital Corp.(a)
03/01/2030	4.750%	15,000	13,962
02/01/2031	4.250%	110,000	98,550
Charter Communications Operating LLC/Capital
04/01/2031	2.800%	50,000	42,857
02/01/2032	2.300%	20,000	16,168
02/01/2034	6.650%	40,000	42,133
05/01/2047	5.375%	65,000	55,455
04/01/2048	5.750%	490,000	437,160
07/01/2049	5.125%	690,000	565,858
04/01/2051	3.700%	400,000	264,240
06/01/2052	3.900%	135,000	91,634
CSC Holdings LLC(a)
02/01/2028	5.375%	275,000	238,459
04/01/2028	7.500%	25,000	18,150
01/31/2029	11.750%	52,000	51,527
02/01/2029	6.500%	136,000	116,694
12/01/2030	4.625%	55,000	31,018
EchoStar Corp.
11/30/2029	10.750%	90,000	97,347
LCPR Senior Secured Financing DAC(a)
07/15/2029	5.125%	400,000	328,076
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%	375,000	290,808
Sirius XM Radio, Inc.(a)
07/01/2030	4.125%	550,000	496,221
09/01/2031	3.875%	120,000	103,926

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Time Warner Cable LLC
09/01/2041	5.500%	540,000	474,877
Virgin Media Finance PLC(a)
07/15/2030	5.000%	400,000	341,290
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	510,000	485,091
08/15/2030	4.500%	200,000	175,818
VZ Secured Financing BV(a)
01/15/2032	5.000%	340,000	303,922
Total			5,181,241
Chemicals 0.2%
Braskem Netherlands Finance BV(a)
01/31/2030	4.500%	200,000	174,629
EverArc Escrow Sarl(a)
10/30/2029	5.000%	212,000	200,391
International Flavors & Fragrances, Inc.(a)
11/01/2030	2.300%	455,000	390,657
11/15/2040	3.268%	5,000	3,711
12/01/2050	3.468%	25,000	17,320
International Flavors & Fragrances, Inc.
06/01/2047	4.375%	5,000	4,064
Total			790,772
Construction Machinery 0.2%
OT Merger Corp.(a)
10/15/2029	7.875%	267,000	119,373
United Rentals North America, Inc.
07/15/2030	4.000%	365,000	338,745
02/15/2031	3.875%	505,000	461,862
Total			919,980
Consumer Cyclical Services 0.2%
Match Group, Inc.(a)
08/01/2030	4.125%	150,000	135,740
Raven Acquisition Holdings LLC(a)
11/15/2031	6.875%	100,000	99,972
Uber Technologies, Inc.
01/15/2030	4.300%	398,000	389,628
09/15/2034	4.800%	210,000	205,709
Total			831,049
Consumer Products 0.1%
Edgewell Personal Care Co.(a)
06/01/2028	5.500%	94,000	92,674
Energizer Holdings, Inc.(a)
12/31/2027	6.500%	150,000	151,736
03/31/2029	4.375%	40,000	37,570
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Prestige Brands, Inc.(a)
04/01/2031	3.750%		207,000	185,890
Spectrum Brands, Inc.(a)
03/15/2031	3.875%		272,000	235,462
Total				703,332
Diversified Manufacturing 0.1%
Honeywell International, Inc.
11/02/2034	4.125%	EUR	100,000	113,647
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
09/15/2027	0.375%	EUR	100,000	99,194
Vertical US Newco, Inc.(a)
07/15/2027	5.250%		100,000	98,464
Total				311,305
Electric 1.4%
AES Corp. (The)(a)
07/15/2030	3.950%		115,000	107,377
AES Corp. (The)(l)
01/15/2055	7.600%		580,000	602,776
Alliant Energy Finance LLC(a)
03/01/2032	3.600%		405,000	365,601
Alpha Generation LLC(a)
10/15/2032	6.750%		120,000	121,493
American Electric Power Co., Inc.(l)
12/15/2054	6.950%		580,000	607,905
Arizona Public Service Co.
08/15/2034	5.700%		545,000	566,280
Black Hills Corp.
05/15/2034	6.150%		360,000	384,206
Dominion Energy, Inc.(l)
06/01/2054	7.000%		365,000	387,154
02/01/2055	6.875%		65,000	67,942
05/15/2055	6.625%		280,000	286,977
DPL, Inc.
07/01/2025	4.125%		370,000	367,537
Duke Energy Corp.(l)
09/01/2054	6.450%		70,000	71,250
Duke Energy Progress LLC
12/01/2044	4.150%		225,000	191,955
E.ON SE(a)
11/07/2031	0.625%	EUR	170,000	154,305
Emera, Inc.(l)
Junior Subordinated
06/15/2076	6.750%		700,000	706,856
Eurogrid GmbH(a)
05/15/2032	1.113%	EUR	100,000	91,440
04/21/2033	0.741%	EUR	100,000	86,646
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Evergy Missouri West, Inc.(a)
06/01/2034	5.650%		480,000	497,665
FirstEnergy Transmission LLC(a)
09/15/2028	2.866%		229,000	213,568
NSTAR Electric Co.
05/15/2027	3.200%		520,000	504,046
Southern Co. (The)
07/01/2026	3.250%		184,000	180,235
Southwestern Electric Power Co.
11/01/2051	3.250%		85,000	57,456
Total				6,620,670
Finance Companies 0.4%
AerCap Ireland Capital DAC/Global Aviation Trust
10/29/2028	3.000%		250,000	233,268
AerCap Ireland Capital DAC/Global Aviation Trust(l)
03/10/2055	6.950%		330,000	341,236
Air Lease Corp.(k),(l)
	4.125%		255,000	240,431
Air Lease Corp.
03/01/2025	3.250%		160,000	159,231
Avolon Holdings Funding Ltd.(a)
02/15/2025	2.875%		195,000	193,975
11/18/2027	2.528%		399,000	370,810
FirstCash, Inc.(a)
03/01/2032	6.875%		100,000	101,960
GGAM Finance Ltd.(a)
02/15/2027	8.000%		260,000	269,304
Total				1,910,215
Food and Beverage 1.1%
Anheuser-Busch InBev SA(a)
03/22/2044	3.950%	EUR	200,000	223,238
Becle SAB de CV(a)
10/14/2031	2.500%		205,000	167,801
Bimbo Bakeries USA, Inc.(a)
01/09/2036	5.375%		440,000	435,957
Darling Ingredients, Inc.(a)
06/15/2030	6.000%		555,000	552,797
H-Food Holdings LLC/Hearthside Finance Co., Inc.(a)
06/01/2026	8.500%		145,000	5,135
JBS SA/Food Co./Finance, Inc.
12/01/2031	3.750%		390,000	351,726
01/15/2032	3.625%		440,000	392,912
04/01/2033	5.750%		124,000	126,478
12/01/2052	6.500%		126,000	133,768
JBS USA LUX SA/Food Co./Luxembourg SARL(a)
03/15/2034	6.750%		82,000	89,418
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Kraft Heinz Foods Co.
01/26/2039	6.875%		200,000	227,324
06/01/2046	4.375%		620,000	524,822
Kraft Heinz Foods Co.(a)
08/01/2039	7.125%		240,000	276,832
MARB BondCo PLC(a)
01/29/2031	3.950%		400,000	344,807
Mondelez International, Inc.
03/17/2033	0.750%	EUR	100,000	87,847
Performance Food Group, Inc.(a)
08/01/2029	4.250%		220,000	206,946
Pernod Ricard SA(a)
05/07/2034	3.625%	EUR	100,000	108,210
Post Holdings, Inc.(a)
01/15/2028	5.625%		194,000	195,820
12/15/2029	5.500%		225,000	220,056
09/15/2031	4.500%		65,000	59,295
03/01/2033	6.375%		500,000	500,158
Total				5,231,347
Gaming 0.3%
GLP Capital LP/Financing II, Inc.
04/15/2026	5.375%		90,000	90,093
06/01/2028	5.750%		80,000	81,343
01/15/2029	5.300%		20,000	20,040
01/15/2031	4.000%		105,000	97,345
MGM Resorts International
10/15/2028	4.750%		20,000	19,459
Penn National Gaming, Inc.(a)
07/01/2029	4.125%		185,000	168,137
VICI Properties LP
02/15/2030	4.950%		24,000	23,756
05/15/2032	5.125%		395,000	390,740
VICI Properties LP/Note Co., Inc.(a)
01/15/2028	4.500%		29,000	28,448
12/01/2029	4.625%		185,000	179,136
08/15/2030	4.125%		450,000	421,185
Total				1,519,682
Health Care 1.2%
180 Medical, Inc.(a)
10/15/2029	3.875%		311,000	287,360
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	479,004
Catalent Pharma Solutions, Inc.(a)
02/15/2029	3.125%		105,000	103,235
04/01/2030	3.500%		197,000	194,110

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CVS Health Corp.
06/01/2033	5.300%		109,000	108,084
03/25/2038	4.780%		35,000	31,764
03/25/2048	5.050%		150,000	132,829
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	266,013
HCA, Inc.
09/15/2025	7.580%		125,000	127,233
12/01/2027	7.050%		115,000	121,160
09/01/2028	5.625%		100,000	102,154
09/01/2030	3.500%		1,554,000	1,433,507
04/01/2034	5.600%		680,000	687,514
Lonza Finance International NV(a)
04/24/2036	3.875%	EUR	100,000	110,633
ModivCare Escrow Issuer, Inc.(a)
10/01/2029	5.000%		372,000	253,006
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	337,338
Option Care Health, Inc.(a)
10/31/2029	4.375%		160,000	149,066
Prime Healthcare Services, Inc.(a)
09/01/2029	9.375%		100,000	101,591
Rede D’or Finance SARL(a)
01/22/2030	4.500%		200,000	182,981
Sartorius Finance BV(a)
09/14/2035	4.875%	EUR	100,000	115,150
Sotera Health Holdings LLC(a)
06/01/2031	7.375%		95,000	96,583
Thermo Fisher Scientific, Inc.
03/01/2028	0.500%	EUR	315,000	310,921
Total				5,731,236
Healthcare Insurance 0.3%
Centene Corp.
12/15/2029	4.625%		55,000	52,729
02/15/2030	3.375%		650,000	585,610
10/15/2030	3.000%		585,000	510,581
03/01/2031	2.500%		445,000	373,997
Elevance Health, Inc.
02/15/2035	5.200%		90,000	90,524
Total				1,613,441
Healthcare REIT 0.0%
Healthcare Realty Holdings LP
01/15/2028	3.625%		63,000	60,198
03/15/2030	2.400%		40,000	34,366
03/15/2031	2.050%		56,000	46,175
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Healthcare Trust of America Holdings LP
02/15/2030	3.100%		10,000	9,072
Total				149,811
Home Construction 0.0%
China Aoyuan Group Ltd.(e),(k)
	0.000%		49,185	274
China Aoyuan Group Ltd.(m)
09/30/2031	5.500%		19,043	320
Total				594
Independent Energy 1.1%
Aker BP ASA(a)
10/01/2034	5.125%		310,000	299,801
Civitas Resources, Inc.(a)
07/01/2031	8.750%		395,000	418,764
Continental Resources, Inc.(a)
01/15/2031	5.750%		401,000	404,284
04/01/2032	2.875%		888,000	746,427
Encana Corp.
08/15/2034	6.500%		495,000	526,513
02/01/2038	6.500%		260,000	273,963
EQT Corp.(a)
05/15/2031	3.625%		870,000	792,303
EQT Corp.
02/01/2034	5.750%		175,000	179,226
Occidental Petroleum Corp.
09/01/2030	6.625%		475,000	503,779
01/01/2031	6.125%		285,000	295,784
05/01/2031	7.500%		195,000	218,256
09/15/2036	6.450%		90,000	94,782
Petrorio Luxembourg Sarl(a)
06/09/2026	6.125%		200,000	199,371
Southwestern Energy Co.(l)
01/23/2025	5.700%		4,000	3,995
Var Energi ASA(a)
01/15/2028	7.500%		200,000	213,004
Total				5,170,252
Integrated Energy 0.3%
Cenovus Energy, Inc.
02/07/2028	3.500%	CAD	215,000	152,073
11/15/2039	6.750%		878,000	973,849
06/15/2047	5.400%		310,000	291,455
Total				1,417,377
Leisure 0.2%
Carnival Corp.(a)
01/15/2030	5.750%	EUR	160,000	180,877
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Live Nation Entertainment, Inc.(a)
10/15/2027	4.750%	89,000	87,101
Royal Caribbean Cruises Ltd.(a)
02/01/2033	6.000%	575,000	582,679
Total			850,657
Life Insurance 0.0%
Athene Global Funding(a)
03/08/2027	3.205%	95,000	90,485
08/19/2028	1.985%	10,000	8,999
Total			99,484
Lodging 0.3%
Hilton Domestic Operating Co., Inc.
01/15/2030	4.875%	351,000	340,985
Hilton Domestic Operating Co., Inc.(a)
02/15/2032	3.625%	483,000	426,276
Hyatt Hotels Corp.(l)
04/23/2030	5.750%	451,000	466,701
Travel + Leisure Co.(a)
12/01/2029	4.500%	380,000	358,708
Total			1,592,670
Media and Entertainment 0.6%
Netflix, Inc.
02/15/2025	5.875%	285,000	285,494
News Corp.(a)
05/15/2029	3.875%	745,000	700,135
Scripps Escrow, Inc.(a)
07/15/2027	5.875%	30,000	22,743
Warnermedia Holdings, Inc.
03/15/2032	4.279%	220,000	198,524
03/15/2042	5.050%	185,000	156,266
03/15/2052	5.141%	988,000	794,093
WMG Acquisition Corp(a)
02/15/2031	3.000%	655,000	580,617
Total			2,737,872
Metals and Mining 0.6%
ATI, Inc.
08/15/2030	7.250%	92,000	96,240
Cleveland-Cliffs, Inc.(a)
04/15/2030	6.750%	1,045,000	1,050,505
05/01/2033	7.375%	385,000	391,352
Freeport-McMoRan, Inc.
08/01/2030	4.625%	265,000	259,972
11/14/2034	5.400%	280,000	284,233
03/15/2043	5.450%	895,000	867,983
Total			2,950,285
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Midstream 1.3%
Cheniere Energy Partners LP
03/01/2031	4.000%	895,000	841,352
Columbia Pipelines Operating Co. LLC(a)
11/15/2033	6.036%	275,000	289,228
Enbridge, Inc.(l)
06/27/2054	7.200%	285,000	296,986
01/15/2084	8.500%	465,000	518,278
Energy Transfer LP(k),(l)
	6.625%	336,000	331,928
	7.125%	456,000	466,479
Energy Transfer LP(l)
05/15/2054	8.000%	485,000	515,282
Ferrellgas LP/Finance Corp.(a)
04/01/2026	5.375%	130,000	128,933
04/01/2029	5.875%	219,000	205,381
Global Partners LP/Finance Corp.
01/15/2029	6.875%	150,000	150,373
NGL Energy Operating LLC/Finance Corp.(a)
02/15/2032	8.375%	70,000	71,712
South Bow Canadian Infrastructure Holdings Ltd.(a),(l)
03/01/2055	7.500%	190,000	198,555
Sunoco LP/Finance Corp.
05/15/2029	4.500%	225,000	214,785
TMS Issuer Sarl(a)
08/23/2032	5.780%	300,000	307,275
TransCanada PipeLines Ltd.
03/01/2034	4.625%	5,000	4,782
Transcanada Trust(l)
Junior Subordinated
03/07/2082	5.600%	455,000	434,738
Transcontinental Gas Pipe Line Co. LLC
05/15/2030	3.250%	80,000	73,850
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	139,000	137,806
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	196,000	182,021
Venture Global LNG, Inc.(a),(k),(l)
	9.000%	330,000	342,101
Venture Global LNG, Inc.(a)
01/15/2030	7.000%	78,000	79,819
02/01/2032	9.875%	87,000	96,713
Western Midstream Operating LP(l)
02/01/2030	4.050%	285,000	270,957
Total			6,159,334

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Natural Gas 0.2%
KeySpan Gas East Corp.(a)
03/06/2033	5.994%		420,000	434,607
National Gas Transmission PLC(a)
04/05/2030	4.250%	EUR	200,000	221,648
Sempra(l)
04/01/2055	6.550%		230,000	230,817
Total				887,072
Office REIT 0.1%
Boston Properties LP
10/01/2026	2.750%		38,000	36,496
Hudson Pacific Properties LP
11/01/2027	3.950%		82,000	72,689
02/15/2028	5.950%		5,000	4,496
04/01/2029	4.650%		155,000	126,157
01/15/2030	3.250%		115,000	85,295
Total				325,133
Oil Field Services 0.0%
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%		180,000	184,410
Other Financial Institutions 0.1%
Add Hero Holdings Ltd.(m)
09/30/2029	8.500%		33,630	2,864
09/30/2030	9.000%		25,993	774
09/30/2031	9.800%		34,050	859
Annington Funding PLC(a)
10/06/2032	2.308%	GBP	200,000	199,321
Greystar Real Estate Partners LLC(a)
09/01/2030	7.750%		87,000	92,006
Icahn Enterprises LP/Finance Corp.
01/15/2029	9.750%		85,000	87,305
06/15/2030	9.000%		225,000	222,921
Icahn Enterprises LP/Finance Corp.(a)
11/15/2029	10.000%		26,000	26,655
Sunac China Holdings Ltd.(a),(m)
09/30/2025	6.000%		18,656	2,844
09/30/2026	6.250%		18,701	2,664
09/30/2027	6.500%		37,496	5,199
09/30/2028	6.750%		56,379	7,339
09/30/2029	7.000%		56,516	6,988
09/30/2030	7.250%		26,615	3,131
09/30/2032	1.000%		21,956	2,609
Total				663,479
Other Industry 0.1%
Adtalem Global Education, Inc.(a)
03/01/2028	5.500%		103,000	101,366
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Artera Services LLC(a)
02/15/2031	8.500%		120,000	119,222
Total				220,588
Other REIT 0.2%
American Assets Trust LP
02/01/2031	3.375%		155,000	136,967
10/01/2034	6.150%		45,000	45,660
Extra Space Storage LP
10/15/2031	2.400%		30,000	25,429
03/15/2032	2.350%		70,000	58,295
Host Hotels & Resorts LP
12/15/2029	3.375%		315,000	290,693
09/15/2030	3.500%		115,000	104,953
Lexington Realty Trust
09/15/2030	2.700%		135,000	117,881
Total				779,878
Other Utility 0.0%
Suez SACA(a)
05/24/2034	2.875%	EUR	100,000	100,570
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
08/15/2026	4.125%		60,000	51,929
08/15/2027	5.250%		206,000	121,112
08/15/2027	5.250%		20,000	12,287
Ball Corp.
03/15/2026	4.875%		86,000	85,617
03/15/2028	6.875%		475,000	489,625
08/15/2030	2.875%		945,000	827,839
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		24,000	23,688
07/15/2027	5.625%		125,000	124,893
Berry Global, Inc.
04/15/2028	5.500%		360,000	365,731
Berry Global, Inc.(a)
01/15/2034	5.650%		120,000	122,819
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%		94,000	94,483
Sealed Air Corp.(a)
09/15/2025	5.500%		357,000	356,729
04/15/2029	5.000%		175,000	169,693
Trivium Packaging Finance BV(a)
08/15/2026	5.500%		140,000	139,586
Total				2,986,031
Paper 0.0%
Clearwater Paper Corp.(a)
08/15/2028	4.750%		100,000	93,714
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Graphic Packaging International LLC(a)
07/15/2027	4.750%		93,000	91,137
Total				184,851
Pharmaceuticals 0.4%
1375209 BC Ltd.(a)
01/30/2028	9.000%		300,000	299,568
Allergan Funding SCS
11/15/2028	2.625%	EUR	100,000	101,629
Bayer US Finance II LLC(a)
12/15/2025	4.250%		100,000	99,103
12/15/2028	4.375%		174,000	168,160
06/25/2038	4.625%		520,000	451,010
Bayer US Finance LLC(a)
11/21/2053	6.875%		255,000	270,977
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%		296,000	269,635
Kevlar SpA(a)
09/01/2029	6.500%		251,000	239,033
Total				1,899,115
Property & Casualty 0.3%
Alliant Holdings Intermediate LLC/Co-Issuer(a)
04/15/2028	6.750%		185,000	186,831
Aon Corp.
05/15/2030	2.800%		230,000	208,330
Berkshire Hathaway Finance Corp.
03/18/2034	2.000%	EUR	100,000	97,551
06/19/2039	2.375%	GBP	250,000	226,440
Farmers Exchange Capital III(a),(l)
Subordinated
10/15/2054	5.454%		300,000	274,793
Farmers Insurance Exchange(a),(l)
Subordinated
11/01/2057	4.747%		100,000	82,621
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month Term SOFR + 2.552% 12/15/2024	7.498%		450,000	450,213
Total				1,526,779
Refining 0.0%
MC Brazil Downstream Trading SARL(a)
06/30/2031	7.250%		205,875	171,155
Restaurants 0.6%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	3.875%		430,000	409,876
02/15/2029	3.500%		670,000	621,169
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
McDonald’s Corp.(a)
03/07/2035	4.250%	EUR	100,000	114,768
Papa John’s International, Inc.(a)
09/15/2029	3.875%		110,000	99,906
Yum! Brands, Inc.(a)
01/15/2030	4.750%		645,000	624,150
Yum! Brands, Inc.
03/15/2031	3.625%		860,000	778,982
01/31/2032	4.625%		300,000	282,198
Total				2,931,049
Retailers 0.1%
Crocs, Inc.(a)
08/15/2031	4.125%		110,000	96,594
Magic MergeCo, Inc.(a)
05/01/2029	7.875%		306,000	165,060
Total				261,654
Supermarkets 0.0%
ELO SACA(a)
12/08/2028	4.875%	EUR	100,000	87,179
Supranational 0.6%
Asian Development Bank
01/22/2029	3.625%	NOK	3,000,000	269,696
Asian Infrastructure Investment Bank (The)(a)
12/15/2025	0.200%	GBP	245,000	297,908
European Investment Bank(a)
01/20/2032	0.250%	EUR	470,000	427,524
Inter-American Development Bank(a)
10/30/2025	2.750%	AUD	330,000	212,010
Inter-American Development Bank
01/29/2026	2.700%	AUD	138,000	88,262
International Bank for Reconstruction & Development
01/16/2025	1.900%	CAD	470,000	334,900
03/16/2026	1.250%	NOK	1,410,000	123,410
09/18/2030	4.250%	CAD	180,000	135,016
08/08/2034	1.200%	EUR	675,000	626,704
International Development Association(a)
02/17/2027	1.750%	NOK	900,000	77,846
International Finance Corp.
09/10/2025	0.375%	NZD	592,000	340,859
Total				2,934,135
Technology 0.6%
Block, Inc.(a)
05/15/2032	6.500%		85,000	87,311
CDW LLC/Finance Corp.
12/01/2031	3.569%		120,000	107,709

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
CommScope, Inc.(a)
09/01/2029	4.750%		49,000	40,545
Dell International LLC/EMC Corp.
07/15/2046	8.350%		275,000	364,853
Everi Holdings, Inc.(a)
07/15/2029	5.000%		195,000	193,821
Fidelity National Information Services, Inc.
12/03/2028	1.000%	EUR	210,000	207,027
Gartner, Inc.(a)
10/01/2030	3.750%		300,000	277,457
Helios Software Holdings, Inc./ION Corporate Solutions Finance Sarl(a)
05/01/2029	8.750%		75,000	76,629
MSCI, Inc.(a)
09/01/2030	3.625%		745,000	688,043
02/15/2031	3.875%		275,000	255,048
11/01/2031	3.625%		345,000	314,270
08/15/2033	3.250%		90,000	77,660
Open Text Corp.(a)
12/01/2027	6.900%		70,000	72,725
Oracle Corp.
04/01/2027	2.800%		100,000	96,154
11/15/2047	4.000%		255,000	203,445
Total				3,062,697
Tobacco 0.0%
BAT Capital Corp.
03/16/2052	5.650%		140,000	134,262
Wireless 1.1%
Altice France SA(a)
02/01/2027	8.125%		240,000	201,619
American Tower Corp.
06/15/2030	2.100%		175,000	151,737
04/15/2031	2.700%		75,000	65,906
05/16/2031	4.625%	EUR	185,000	211,209
Cellnex Finance Co. SA(a)
09/15/2032	2.000%	EUR	200,000	192,915
Crown Castle International Corp.
02/15/2028	3.800%		385,000	373,414
SBA Communications Corp.
02/15/2027	3.875%		890,000	865,838
02/01/2029	3.125%		475,000	435,015
Sprint Spectrum Co. I/II/III LLC(a)
03/20/2028	5.152%		878,500	882,946
T-Mobile US, Inc.
04/15/2026	2.625%		119,000	115,761
04/15/2027	3.750%		20,000	19,593
02/01/2028	4.750%		118,000	117,713
02/15/2031	2.875%		125,000	111,439
Corporate Bonds & Notes(j) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
04/15/2031	3.500%		360,000	332,470
03/15/2032	2.700%		220,000	190,129
Vmed O2 UK Financing I PLC(a)
01/31/2031	3.250%	EUR	305,000	299,983
01/31/2031	4.250%		630,000	544,389
Total				5,112,076
Wirelines 0.1%
Cogent Communications Group, Inc.(a)
06/15/2027	7.000%		90,000	91,387
Consolidated Communications, Inc.(a)
10/01/2028	6.500%		40,000	38,879
Frontier Communications Holdings LLC(a)
10/15/2027	5.875%		385,000	385,324
03/15/2031	8.625%		86,000	92,582
Total				608,172
Total Corporate Bonds & Notes (Cost $104,983,024)				103,988,107

Foreign Government Obligations(j),(n) 8.8%

Australia 0.8%
Airservices Australia
11/15/2028	5.400%	AUD	480,000	321,657
05/15/2030	2.200%	AUD	450,000	257,490
New South Wales Treasury Corp.(a)
02/20/2032	1.500%	AUD	425,000	223,583
03/20/2034	1.750%	AUD	385,000	190,953
New South Wales Treasury Corp.
03/08/2033	2.000%	AUD	705,000	371,416
05/07/2041	2.250%	AUD	415,000	178,067
Queensland Treasury Corp.(a)
08/22/2035	4.500%	AUD	720,000	445,286
07/21/2036	5.250%	AUD	955,000	625,230
11/20/2041	2.250%	AUD	405,000	171,049
South Australian Government Financing Authority(a)
05/24/2034	1.750%	AUD	555,000	273,394
Treasury Corp. of Victoria
12/20/2032	4.250%	AUD	510,000	319,030
11/20/2034	2.250%	AUD	215,000	108,628
11/20/2040	5.000%	AUD	300,000	184,016
Treasury Corp. of Victoria(a)
09/15/2036	4.750%	AUD	670,000	415,320
Total				4,085,119
Austria 0.1%
Republic of Austria Government Bond(a)
02/20/2033	2.900%	EUR	300,000	327,418
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Brazil 0.5%
Brazil Notas do Tesouro Nacional Series F
01/01/2027	10.000%	BRL	13,260,000	2,147,228
Brazilian Government International Bond
03/15/2034	6.125%		200,000	197,014
Total				2,344,242
Canada 0.7%
Canadian Government Bond
03/01/2025	1.250%	CAD	295,000	209,624
12/01/2030	0.500%	CAD	190,000	116,968
CPPIB Capital, Inc.(a)
12/01/2031	2.250%	CAD	155,000	102,281
OMERS Finance Trust(a)
03/26/2031	4.750%		250,000	252,900
Ontario Teachers’ Finance Trust(a)
04/16/2031	2.000%		465,000	400,517
Province of Alberta(a)
04/18/2025	0.625%	EUR	290,000	303,837
Province of British Columbia
07/06/2033	4.200%		350,000	341,924
Province of Ontario
12/02/2030	1.350%	CAD	1,109,000	705,575
06/02/2045	3.450%	CAD	380,000	248,104
Province of Ontario(a)
01/31/2034	3.100%	EUR	185,000	200,574
Province of Quebec(a)
04/07/2025	0.200%	EUR	240,000	251,280
Province of Quebec
09/08/2033	4.500%		436,000	435,553
Total				3,569,137
Chile 0.2%
Corp. Nacional del Cobre de Chile(a)
02/02/2033	5.125%		200,000	192,975
Corporación Nacional del Cobre de Chile(a)
01/26/2036	6.440%		204,000	211,627
11/04/2044	4.875%		490,000	415,756
Total				820,358
Colombia 0.1%
Colombia Government International Bond
04/15/2031	3.125%		580,000	468,958
Costa Rica 0.0%
Costa Rica Government International Bond(a)
04/03/2034	6.550%		200,000	205,467
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Finland 0.1%
Finland Government Bond(a)
09/15/2033	3.000%	EUR	445,000	488,587
Kuntarahoitus Oyj(b)
3-month NIBOR + 1.250% 01/10/2025	5.960%	NOK	2,000,000	181,395
Total				669,982
France 0.3%
RTE Reseau de Transport d’Electricite SADIR(a)
04/30/2033	3.500%	EUR	1,100,000	1,188,854
Germany 0.2%
Bundesrepublik Deutschland Bundesanleihe(a),(e)
02/15/2031	0.000%	EUR	310,000	291,877
05/15/2035	0.000%	EUR	340,000	287,964
Bundesrepublik Deutschland Bundesanleihe(a)
02/15/2034	2.200%	EUR	330,000	352,768
Bundesschatzanweisungen(a)
03/13/2025	2.500%	EUR	170,000	179,509
Total				1,112,118
Guatemala 0.0%
Guatemala Government Bond(a)
08/10/2029	5.250%		200,000	193,484
Hungary 0.0%
Hungary Government International Bond(a)
09/22/2031	2.125%		200,000	160,376
India 0.5%
Export-Import Bank of India(a)
02/01/2028	3.875%		200,000	194,722
India Government Bond
06/15/2025	5.220%	INR	30,950,000	363,341
04/08/2026	7.270%	INR	3,500,000	41,702
06/20/2027	7.380%	INR	30,330,000	364,913
04/10/2028	7.060%	INR	13,230,000	158,214
04/18/2029	7.100%	INR	45,410,000	545,358
10/07/2029	6.450%	INR	11,000,000	128,481
07/12/2031	6.100%	INR	7,990,000	90,770
02/06/2033	7.260%	INR	28,380,000	345,186
Indian Railway Finance Corp., Ltd.(a)
02/13/2030	3.249%		200,000	183,917
Total				2,416,604
Indonesia 1.3%
Indonesia Asahan Aluminium PT/Mineral Industri Persero(a)
05/15/2030	5.450%		200,000	201,047

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Indonesia Government International Bond
10/15/2030	3.850%		200,000	189,165
03/12/2033	1.100%	EUR	100,000	86,521
03/12/2051	3.050%		400,000	274,051
Indonesia Treasury Bond
06/15/2025	6.500%	IDR	2,977,000,000	187,988
09/15/2026	8.375%	IDR	4,278,000,000	278,052
04/15/2027	5.125%	IDR	1,504,000,000	91,611
05/15/2028	6.125%	IDR	773,000,000	47,860
08/15/2028	6.375%	IDR	11,991,000,000	748,442
03/15/2029	9.000%	IDR	2,298,000,000	156,858
02/15/2031	6.500%	IDR	11,637,000,000	721,575
05/15/2031	8.750%	IDR	4,550,000,000	314,239
04/15/2032	6.375%	IDR	12,795,000,000	783,990
05/15/2033	6.625%	IDR	2,025,000,000	125,415
02/15/2034	6.625%	IDR	5,976,000,000	372,003
06/15/2035	7.500%	IDR	1,095,000,000	71,549
Pertamina Persero PT(a)
07/30/2029	3.650%		200,000	189,658
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		415,000	408,955
PT Indonesia Asahan Aluminium Persero(a)
05/15/2025	4.750%		485,000	483,629
PT Pertamina Persero(a)
08/25/2030	3.100%		200,000	180,900
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		485,000	476,630
Total				6,390,138
Ireland 0.1%
Ireland Government Bond(a)
05/15/2029	1.100%	EUR	235,000	237,776
Italy 0.0%
Republic of Italy Government International Bond
02/17/2026	1.250%		200,000	191,778
Japan 0.3%
Japan Government Twenty-Year Bond
12/20/2025	2.100%	JPY	207,400,000	1,409,464
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	211,975
Malaysia 0.1%
Malaysia Government Bond
04/15/2033	3.844%	MYR	1,863,000	419,769
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Mexico 0.2%
Mexico Government International Bond
05/24/2031	2.659%		248,000	206,553
05/19/2033	4.875%		227,000	209,872
02/12/2034	3.500%		200,000	164,355
02/09/2035	6.350%		200,000	201,780
Petroleos Mexicanos
02/12/2048	6.350%		19,000	13,113
Total				795,673
Netherlands 0.1%
BNG Bank NV(a)
07/17/2028	3.300%	AUD	630,000	395,820
New Zealand 0.8%
New Zealand Government Bond
04/15/2025	2.750%	NZD	1,195,000	704,074
05/15/2034	4.250%	NZD	1,565,000	917,042
05/15/2035	4.500%	NZD	816,000	484,687
05/15/2036	4.250%	NZD	248,000	143,046
New Zealand Government Bond(a)
04/14/2033	3.500%	NZD	740,000	412,742
New Zealand Local Government Funding Agency Bond
04/15/2025	2.750%	NZD	820,000	482,733
08/01/2028	4.700%	AUD	295,000	193,578
04/14/2033	3.500%	NZD	207,000	111,598
New Zealand Local Government Funding Agency Bond(a)
05/15/2031	2.250%	NZD	670,000	344,970
Total				3,794,470
Norway 0.4%
City of Oslo, Norway
06/11/2029	3.990%	NOK	4,000,000	360,420
Kommunalbanken AS
07/16/2025	4.250%	AUD	494,000	321,506
Norway Government Bond(a)
03/13/2025	1.750%	NOK	910,000	81,816
09/17/2031	1.250%	NOK	1,995,000	156,783
05/18/2032	2.125%	NOK	11,195,000	924,619
08/15/2033	3.000%	NOK	2,150,000	187,432
Total				2,032,576
Panama 0.0%
Panama Government International Bond
02/14/2035	6.400%		200,000	192,514
Paraguay 0.0%
Paraguay Government International Bond(a)
04/28/2031	4.950%		200,000	194,045
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Philippines 0.7%
Philippine Government Bond
08/12/2025	2.625%	PHP	33,665,000	561,146
09/09/2025	3.625%	PHP	15,410,000	258,201
08/22/2028	6.125%	PHP	21,225,000	364,059
02/28/2029	6.250%	PHP	18,900,000	326,029
05/19/2029	6.500%	PHP	16,650,000	289,997
09/15/2032	6.750%	PHP	20,280,000	362,797
09/30/2035	8.000%	PHP	9,720,000	191,571
Philippine Government International Bond
05/17/2027	0.875%	EUR	535,000	533,734
05/05/2030	2.457%		300,000	265,872
01/14/2036	6.250%	PHP	10,000,000	168,554
Total				3,321,960
Qatar 0.1%
Qatar Government International Bond(a)
03/14/2049	4.817%		280,000	263,898
Qatar Petroleum(a)
07/12/2031	2.250%		465,000	398,065
Total				661,963
Romania 0.0%
Romanian Government International Bond(a)
02/14/2031	3.000%		200,000	165,779
Singapore 0.1%
Singapore Government Bond
09/01/2033	3.375%	SGD	495,000	386,539
South Africa 0.1%
Republic of South Africa Government International Bond
06/22/2030	5.875%		200,000	195,779
04/20/2032	5.875%		250,000	240,583
Total				436,362
South Korea 0.6%
Korea Treasury Bond
03/10/2027	2.375%	KRW	1,604,270,000	1,148,099
06/10/2027	2.125%	KRW	553,920,000	395,852
09/10/2027	3.125%	KRW	232,900,000	170,168
12/10/2029	1.375%	KRW	819,180,000	553,997
12/10/2032	4.250%	KRW	258,380,000	208,482
06/10/2033	3.250%	KRW	679,000,000	510,470
Total				2,987,068
United Arab Emirates 0.1%
Abu Dhabi Government International Bond(a)
04/16/2050	3.875%		200,000	160,063
Foreign Government Obligations(j),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Finance Department Government of Sharjah(a)
11/23/2032	6.500%		200,000	210,105
Total				370,168
United Kingdom 0.2%
United Kingdom Gilt(a)
01/31/2025	0.250%	GBP	492	622
01/31/2029	0.500%	GBP	95,000	104,987
07/22/2029	4.125%	GBP	317,000	404,004
01/31/2033	3.250%	GBP	300,000	357,562
Total				867,175
Total Foreign Government Obligations (Cost $44,327,241)				43,025,129

Municipal Bonds 1.0%
Issue Description	Coupon Rate		Principal Amount ($)	Value ($)
Air Transportation 0.1%
City of Houston(g)
Revenue Bonds
United Airlines, Inc.
Series 2024B
07/15/2039	5.500%		240,000	258,991
Airport 0.0%
County of Miami-Dade Aviation
Refunding Revenue Bonds
Taxable
Series 2020B
10/01/2035	2.857%		85,000	71,236
Higher Education 0.1%
Maricopa County Industrial Development Authority(a),(g)
Revenue Bonds
Grand Canyon University Project
Series 2024
10/01/2029	7.375%		75,000	76,817
Massachusetts Development Finance Agency
Revenue Bonds
Worcester Polytechnic Institute
Series 2019
09/01/2059	5.000%		80,000	83,775
New York State Dormitory Authority
Refunding Revenue Bonds
Series 2024A
07/01/2054	5.500%		230,000	263,735
Total				424,327

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Joint Power Authority 0.0%
New York Power Authority
Revenue Bonds
Series 2024A
11/15/2042	5.000%	55,000	63,042
Municipal Power 0.3%
Salt River Project Agricultural Improvement & Power District
Revenue Bonds
Series 2024A
05/01/2039	5.000%	145,000	169,155
01/01/2054	5.000%	520,000	572,759
01/01/2054	5.250%	625,000	705,321
Total			1,447,235
Pool / Bond Bank 0.1%
Ohio Water Development Authority Water Pollution Control Loan Fund
Revenue Bonds
Series 2024D
12/01/2035	5.000%	225,000	264,710
Texas Water Development Board
Revenue Bonds
Series 2024A
10/15/2047	4.125%	260,000	262,761
Total			527,471
Ports 0.1%
Port Authority of New York & New Jersey(o)
Refunding Revenue Bonds
Series 2024-246
09/01/2032	5.000%	210,000	232,785
09/01/2036	5.000%	75,000	83,747
Total			316,532
Power 0.0%
Omaha Public Power District(g)
Revenue Bonds
Series 2024C
02/01/2054	5.000%	235,000	257,327
Special Non Property Tax 0.2%
Commonwealth of Massachusetts Transportation Fund
Revenue Bonds
Rail Enhancement Program
Series 2024A
06/01/2053	5.000%	130,000	142,459
06/01/2054	5.000%	325,000	355,559
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Metropolitan Transportation Authority
Refunding Revenue Bonds
Series 2024
11/15/2051	5.000%	260,000	285,330
11/15/2054	4.000%	195,000	193,201
Total			976,549
Water & Sewer 0.1%
City of Charleston Waterworks & Sewer System
Revenue Bonds
Series 2024
01/01/2054	5.000%	190,000	210,440
New York City Municipal Water Finance Authority
Revenue Bonds
Subordinated Series 2024AA
06/15/2053	5.250%	160,000	179,658
Total			390,098
Total Municipal Bonds (Cost $4,737,204)			4,732,808

Preferred Stocks 0.1%
Issuer		Shares	Value ($)
Financials 0.1%
Banks 0.1%
Bank of Hawaii Corp.	8.000%	11,850	315,210
Huntington Bancshares, Inc.	4.500%	25	489
Total			315,699
Total Financials			315,699
Total Preferred Stocks (Cost $296,693)			315,699

Residential Mortgage-Backed Securities - Agency 10.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.
04/01/2052- 05/01/2052	2.000%	1,400,714	1,124,362
05/01/2052	2.500%	1,311,290	1,100,097
05/01/2052- 10/01/2052	3.000%	1,898,920	1,657,424
07/01/2052- 05/01/2053	4.500%	4,372,075	4,224,006
08/01/2052- 10/01/2052	4.000%	2,898,698	2,713,502
08/01/2052- 08/01/2053	5.000%	2,533,570	2,494,432
Federal Home Loan Mortgage Corp.(p)
06/01/2052	3.000%	628,584	548,603
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association
09/01/2051- 05/01/2053	2.500%	2,072,714	1,741,919
12/01/2051- 10/01/2052	2.000%	3,187,672	2,560,086
07/01/2052- 08/01/2053	4.500%	5,404,285	5,206,893
08/01/2052	3.000%	1,943,430	1,696,952
08/01/2052- 02/01/2053	4.000%	1,294,448	1,212,716
09/01/2052- 05/01/2054	5.000%	2,083,614	2,056,829
02/01/2054- 10/01/2054	5.500%	2,284,387	2,293,311
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
30-day Average SOFR + 1.214% Floor 1.100%, Cap 5.000% 10/25/2042	5.000%	207,549	201,240
Government National Mortgage Association
06/20/2052	3.500%	549,131	502,203
08/20/2052- 11/20/2052	4.000%	578,519	544,180
09/20/2052- 11/20/2052	4.500%	1,155,159	1,116,372
Government National Mortgage Association(h)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	492,642	102,501
CMO Series 2018-63 Class IO
09/20/2047	4.000%	665,767	101,256
Government National Mortgage Association TBA(g)
12/20/2053	4.500%	2,025,000	1,953,854
12/20/2053	5.000%	2,325,000	2,291,222
12/19/2054	4.000%	2,150,000	2,021,544
12/19/2054	5.500%	2,800,000	2,802,445
Uniform Mortgage-Backed Security TBA(g)
12/13/2053	2.000%	2,875,000	2,302,681
12/13/2053	3.000%	1,600,000	1,394,483
12/13/2053	4.000%	850,000	794,893
12/13/2053	4.500%	1,300,000	1,248,225
12/13/2053	5.000%	300,000	294,357
12/12/2054	2.500%	2,375,000	1,987,326
12/12/2054	3.500%	2,225,000	2,016,692
Total Residential Mortgage-Backed Securities - Agency (Cost $51,752,389)			52,306,606

Residential Mortgage-Backed Securities - Non-Agency 12.4%

ABFC Trust(b)
CMO Series 2007-WMC1 Class A1A
1-month Term SOFR + 1.364% Floor 1.250% 06/25/2037	5.952%	581,257	416,947
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month Term SOFR + 0.754% Floor 0.640%, Cap 11.000% 11/25/2035	5.342%	6,937	6,917
Alternative Loan Trust(f)
CMO Series 2005-43 Class 1A
10/25/2035	4.300%	155,478	130,315
Alternative Loan Trust(b)
CMO Series 2005-59 Class 1A1
1-month Term SOFR + 0.774% Floor 0.660%, Cap 11.000% 11/20/2035	5.381%	639,683	605,598
CMO Series 2007-OH3 Class A1B
1-month Term SOFR + 0.554% Floor 0.440%, Cap 10.000% 09/25/2047	5.142%	408,966	387,877
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month Term SOFR + 2.428% Floor 2.000%, Cap 11.000% 06/25/2045	6.853%	37,560	37,376
Arroyo Mortgage Trust(a),(f)
CMO Series 2019-1 Class A1
01/25/2049	3.805%	40,169	38,733
Banc of America Funding Trust(a),(f)
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	5.112%	372,415	370,175
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month Term SOFR + 0.294% Floor 0.180%, Cap 10.500% 10/25/2036	5.062%	247,266	221,818
CMO Series 2006-AR4 Class A1
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 12/25/2036	5.122%	315,720	306,671
CMO Series 2007-AR3 Class 21A1
1-month Term SOFR + 0.414% Floor 0.300%, Cap 10.500% 04/25/2037	5.002%	265,049	242,272
CMO Series 2007-AR5 Class 2A2
1-month Term SOFR + 0.344% Floor 0.230%, Cap 10.500% 06/25/2037	4.932%	762,738	671,732
Carrington Mortgage Loan Trust(b)
CMO Series 2007-FRE1 Class A3
1-month Term SOFR + 0.374% Floor 0.260%, Cap 14.500% 02/25/2037	4.962%	573,867	541,428

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month Term SOFR + 0.834% Floor 0.720% 01/25/2035	5.422%	65,836	65,793
CIM Trust(a),(f)
CMO Series 2020-R6 Class A1
12/25/2060	2.250%	688,199	596,302
CMO Series 2021-R3 Class A1A
06/25/2057	1.951%	950,640	853,384
CMO Series 2023-R3 Class A1A
01/25/2063	4.500%	541,831	502,776
CIM Trust(a),(l)
CMO Series 2021-NR3 Class A1
06/25/2057	5.566%	688,399	683,458
Citigroup Mortgage Loan Trust, Inc.(f)
CMO Series 2006-AR2 Class 1A1
03/25/2036	5.648%	205,893	158,983
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-WFH3 Class M2
1-month Term SOFR + 0.564% Floor 0.450% 10/25/2036	5.152%	113,119	112,804
COLT Mortgage Loan Trust(a),(f)
CMO Series 2022-5 Class A1
04/25/2067	4.550%	151,046	149,523
COLT Mortgage Loan Trust(a),(l)
CMO Series 2023-1 Class A1
04/25/2068	6.048%	342,885	343,911
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M1
30-day Average SOFR + 1.000% 12/25/2041	5.734%	22,982	22,968
CMO Series 2022-R03 Class 1M1
30-day Average SOFR + 2.100% 03/25/2042	6.834%	15,323	15,571
CMO Series 2022-R03 Class 1M2
30-day Average SOFR + 3.500% 03/25/2042	8.234%	500,000	524,946
CMO Series 2022-R04 Class 1M1
30-day Average SOFR + 2.000% 03/25/2042	6.734%	26,718	27,102
CMO Series 2022-R05 Class 2M2
30-day Average SOFR + 3.000% 04/25/2042	7.734%	645,000	668,003
CMO Series 2022-R06 Class 1M1
30-day Average SOFR + 2.750% 05/25/2042	7.484%	56,409	57,973
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2022-R09 Class 2M1
30-day Average SOFR + 2.500% 09/25/2042	7.234%	109,614	111,830
CMO Series 2023-R01 Class 1M1
30-day Average SOFR + 2.400% 12/25/2042	7.134%	96,040	98,694
CMO Series 2023-R03 Class 2M2
30-day Average SOFR + 3.900% 04/25/2043	8.634%	285,000	306,792
CMO Series 2023-R06 Class 1M2
30-day Average SOFR + 2.700% 07/25/2043	7.434%	120,000	124,402
CMO Series 2024-R02 Class 1M1
30-day Average SOFR + 1.100% Floor 1.100% 02/25/2044	5.834%	366,784	367,010
Countrywide Asset-Backed Certificates(b)
CMO Series 2007-13 Class 2A1
1-month Term SOFR + 1.014% Floor 0.900% 10/25/2047	5.602%	121,487	114,088
CMO Series 2007-13 Class 2A2
1-month Term SOFR + 0.914% Floor 0.800% 10/25/2047	5.502%	241,502	226,201
Credit Suisse Mortgage Trust(a),(l)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	9,014	8,872
CSMC Trust(a),(f)
CMO Series 2020-RPL6 Class A1
03/25/2059	3.442%	696,957	708,229
CMO Series 2021-RPL4 Class A1
12/27/2060	4.088%	1,114,920	1,092,385
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2004-10 Class MV4
1-month Term SOFR + 1.689% Floor 1.575% 12/25/2034	6.277%	751,342	723,633
CMO Series 2005-17 Class MV1
1-month Term SOFR + 0.574% Floor 0.690% 05/25/2036	5.162%	31,165	31,049
Domino’s Pizza Master Issuer LLC(a)
CMO Series 2015-1A Class A2II
10/25/2045	4.474%	231,875	230,858
Fannie Mae Connecticut Avenue Securities(a),(b)
Subordinated CMO Series 2021-R02 Class 2B2
30-day Average SOFR + 6.200% 11/25/2041	10.934%	80,000	84,373
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
First Franklin Mortgage Loan Trust(b)
CMO Series 2006-FF4 Class A3
1-month Term SOFR + 0.394% Floor 0.560% 03/25/2036	4.982%	9,720	9,706
CMO Series 2006-FF9 Class 2A4
1-month Term SOFR + 0.614% Floor 0.500% 06/25/2036	5.202%	1,200,000	1,084,491
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month Term SOFR + 0.894% Floor 0.780%, Cap 14.000% 02/25/2036	5.482%	185,258	181,105
Flagstar Mortgage Trust(a),(f)
CMO Series 2021-5INV Class A5
07/25/2051	2.500%	1,023,876	908,318
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA6 Class M2
30-day Average SOFR + 1.500% 10/25/2041	6.234%	810,000	814,112
CMO Series 2022-DNA1 Class M2
30-day Average SOFR + 2.500% 01/25/2042	7.234%	550,000	560,968
CMO Series 2022-DNA3 Class M1A
30-day Average SOFR + 2.000% 04/25/2042	6.734%	93,816	94,861
CMO Series 2022-DNA4 Class M1A
30-day Average SOFR + 2.200% 05/25/2042	6.934%	211,928	215,440
CMO Series 2022-DNA4 Class M1B
30-day Average SOFR + 3.350% 05/25/2042	8.084%	285,000	298,524
CMO Series 2022-DNA7 Class M1A
30-day Average SOFR + 2.500% 03/25/2052	7.234%	80,598	82,011
CMO Series 2022-HQA1 Class M1B
30-day Average SOFR + 3.500% 03/25/2042	8.234%	280,000	292,471
CMO Series 2022-HQA3 Class M1B
30-day Average SOFR + 3.550% 08/25/2042	8.284%	130,000	137,148
CMO Series 2024-HQA1 Class M2
30-day Average SOFR + 2.000% 03/25/2044	6.734%	670,000	677,778
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	6.884%	245,369	248,244
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Fremont Home Loan Trust(b)
CMO Series 2005-D Class M1
1-month Term SOFR + 0.729% Floor 0.615% 11/25/2035	5.317%	680,000	617,205
GCAT Trust(a),(f)
CMO Series 2019-RPL1 Class B2
10/25/2068	3.750%	700,000	597,917
GCAT Trust(a),(l)
CMO Series 2022-NQM4 Class A1
08/25/2067	5.269%	80,666	80,226
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month Term SOFR + 0.774% Floor 0.660% 10/25/2035	5.362%	163,217	159,753
GMACM Mortgage Loan Trust(f)
CMO Series 2006-AR1 Class 1A1
04/19/2036	3.791%	379,592	311,199
GS Mortgage-Backed Securities Corp. Trust(a),(f)
CMO Series 2021-PJ4 Class A4
09/25/2051	2.500%	605,442	493,530
GS Mortgage-Backed Securities Trust(a),(f)
CMO Series 2020-RPL1 Class M2
07/25/2059	3.812%	800,000	691,599
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month Term SOFR + 0.774% Floor 0.660% 12/25/2035	5.362%	588,025	574,135
CMO Series 2007-FM2 Class A1
1-month Term SOFR + 0.254% Floor 0.140% 01/25/2037	4.842%	710,155	413,559
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month Term SOFR + 0.314% Floor 0.200%, Cap 10.500% 08/19/2037	4.925%	427,589	356,239
Home Equity Asset Trust(b)
Series 2005-2 Class M6
1-month Term SOFR + 1.314% Floor 1.200% 07/25/2035	5.902%	578,299	570,999
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month Term SOFR + 0.814% Floor 0.700% 03/25/2036	5.402%	27,556	27,387

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
HomeBanc Mortgage Trust(b)
CMO Series 2005-3 Class M4
1-month Term SOFR + 1.119% Floor 1.005%, Cap 11.500% 07/25/2035	5.372%	620,000	615,010
HSI Asset Securitization Corp. Trust(b)
CMO Series 2005-I1 Class 2A4
1-month Term SOFR + 0.894% Floor 0.780% 11/25/2035	5.482%	411,712	377,558
CMO Series 2006-HE2 Class 1A
1-month Term SOFR + 0.374% Floor 0.260% 12/25/2036	4.962%	1,128,609	445,171
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month Term SOFR + 0.814% Floor 0.700%, Cap 11.000% 10/25/2034	5.402%	50,253	50,053
Impac Secured Assets Trust(b)
CMO Series 2006-5 Class 1A1C
1-month Term SOFR + 0.654% Floor 0.540%, Cap 11.500% 02/25/2037	5.242%	459,751	414,448
IndyMac INDX Mortgage Loan Trust(b)
CMO Series 2006-AR2 Class 1A1A
1-month Term SOFR + 0.554% Floor 0.440% 04/25/2046	5.142%	624,242	558,749
CMO Series 2006-AR2 Class 1A1B
1-month Term SOFR + 0.534% Floor 0.420% 04/25/2046	5.122%	575,453	514,954
JPMorgan Alternative Loan Trust(b)
CMO Series 2006-A1 Class 1A1
1-month Term SOFR + 0.574% Floor 0.460%, Cap 11.500% 03/25/2036	5.162%	212,058	198,604
CMO Series 2007-S1 Class A2
1-month Term SOFR + 0.794% Floor 0.680%, Cap 11.500% 04/25/2047	5.382%	131,115	125,524
JPMorgan Mortgage Acquisition Corp.(b)
CMO Series 2005-OPT2 Class M5
1-month Term SOFR + 1.089% Floor 0.975% 12/25/2035	5.677%	900,000	835,510
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month Term SOFR + 0.699% Floor 0.585% 05/25/2035	5.287%	118,232	116,799
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-HE1 Class AV4
1-month Term SOFR + 0.394% Floor 0.280% 03/25/2047	4.982%	1,103,000	1,046,141
Series 2007-CH5 Class M1
1-month Term SOFR + 0.384% Floor 0.270% 06/25/2037	4.972%	325,000	314,951
Lehman Mortgage Trust
CMO Series 2006-1 Class 1A5
02/25/2036	5.500%	503,133	242,909
Lehman XS Trust(b)
CMO Series 2006-15 Class A4
1-month Term SOFR + 0.454% Floor 0.340% 10/25/2036	5.042%	622,117	556,670
CMO Series 2006-2N Class 2A1
1-year MTA + 1.010% Floor 1.010% 02/25/2036	6.846%	419,437	370,374
CMO Series 2007-16N Class 2A2
1-month Term SOFR + 1.814% Floor 1.700% 09/25/2047	6.402%	460,469	418,079
Series 2006-19 Class A3
1-month Term SOFR + 0.614% Floor 0.500% 12/25/2036	5.202%	601,626	534,840
Long Beach Mortgage Loan Trust(b)
CMO Series 2006-10 Class 2A3
1-month Term SOFR + 0.434% Floor 0.320% 11/25/2036	5.022%	1,765,696	531,677
CMO Series 2006-4 Class 1A
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2036	5.002%	930,470	491,988
Mastr Asset Backed Securities Trust(b)
CMO Series 2005-WF1 Class M6
1-month Term SOFR + 1.104% Floor 0.990% 06/25/2035	5.692%	672,400	676,874
MFA Trust(a),(f)
Subordinated CMO Series 2023-INV2 Class B1
10/25/2058	7.988%	650,000	653,831
Mill City Mortgage Loan Trust(a),(f)
CMO Series 2019-GS1 Class B2
07/25/2059	0.000%	800,000	642,969
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley ABS Capital I, Inc. Trust(b)
CMO Series 2005-WMC1 Class M3
1-month Term SOFR + 0.894% Floor 0.780% 01/25/2035	5.482%	172,718	171,879
CMO Series 2007-HE2 Class A2B
1-month Term SOFR + 0.204% Floor 0.090% 01/25/2037	4.882%	1,135,114	513,913
CMO Series 2007-NC3 Class A2D
1-month Term SOFR + 0.374% Floor 0.260% 05/25/2037	4.962%	601,428	459,087
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-5AR Class 1M6
1-month Term SOFR + 1.239% Floor 1.125% 09/25/2035	5.827%	500,000	496,743
NMLT Trust(a),(f)
CMO Series 2021-INV1 Class A1
05/25/2056	1.185%	874,904	740,533
OBX Trust(a),(f)
CMO Series 2021-NQM2 Class A1
05/25/2061	1.101%	1,041,091	857,040
CMO Series 2021-NQM3 Class A1
07/25/2061	1.054%	509,875	416,476
Option One Mortgage Loan Trust(b)
CMO Series 2007-5 Class 2A2
1-month Term SOFR + 0.284% Floor 0.170% 05/25/2037	4.872%	793,188	420,024
CMO Series 2007-5 Class 2A3
1-month Term SOFR + 0.344% Floor 0.230% 05/25/2037	4.932%	1,444,074	736,118
Series 2006-3 Class 1A1
1-month Term SOFR + 0.254% Floor 0.140% 02/25/2037	4.982%	858,498	537,750
Preston Ridge Partners Mortgage Trust(a),(l)
CMO Series 2022-4 Class A2
08/25/2027	5.000%	615,000	594,892
Pretium Mortgage Credit Partners LLC(a),(l)
CMO Series 2022-RN2 Class A2
06/25/2052	6.500%	720,000	709,484
PRKCM Trust(a),(f)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	992,274	868,989
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2036	5.082%	265,717	240,301
CMO Series 2007-QH6 Class A1
1-month Term SOFR + 0.494% Floor 0.380% 07/25/2037	5.082%	251,113	235,641
RALI Trust(b)
CMO Series 2006-QO10 Class A1
1-month Term SOFR + 0.434% Floor 0.320% 01/25/2037	5.022%	537,458	479,713
Series 2007-QO1 Class A1
1-month Term SOFR + 0.414% Floor 0.300% 02/25/2047	5.002%	821,731	734,430
RAMP Trust(b)
CMO Series 2006-RZ2 Class M1
1-month Term SOFR + 0.609% Floor 0.495%, Cap 14.000% 05/25/2036	5.197%	369,146	364,120
RASC Trust(b)
Series 2007-KS1 Class A4
1-month Term SOFR + 0.554% Floor 0.440%, Cap 14.000% 01/25/2037	5.142%	1,030,570	984,784
RCKT Mortgage Trust(a)
CMO Series 2024-CES3 Class A2
05/25/2044	6.682%	570,000	577,982
RCKT Mortgage Trust(l)
CMO Series 2024-CES8 Class A2
11/25/2044	5.659%	670,000	665,337
RFMSI Trust
CMO Series 2006-S10 Class 1A1
10/25/2036	6.000%	487,171	378,636
Saxon Asset Securities Trust(b)
Series 2007-2 Class A2D
1-month Term SOFR + 0.414% Floor 0.300% 05/25/2047	5.002%	533,928	379,420
SG Residential Mortgage Trust(a),(f)
CMO Series 2021-2 Class A1
12/25/2061	1.737%	803,399	667,528
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month Term SOFR + 0.394% Floor 0.280% 07/25/2036	4.982%	202,984	195,062

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Structured Adjustable Rate Mortgage Loan Trust(b)
Series 2007-4 Class 1A2
1-month Term SOFR + 0.554% Floor 0.440% 05/25/2037	5.142%	711,340	628,962
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month Term SOFR + 0.914% Floor 0.800% 07/25/2034	5.502%	267,271	272,376
Structured Asset Mortgage Investments II Trust(b)
CMO Series 2006-AR7 Class A1A
1-month Term SOFR + 0.534% Floor 0.420%, Cap 10.500% 08/25/2036	5.122%	628,694	516,477
CMO Series 2006-AR8 Class A1A
1-month Term SOFR + 0.514% Floor 0.400%, Cap 10.500% 10/25/2036	5.102%	261,590	232,310
Structured Asset Securities Corp Mortgage Loan Trust(b)
CMO Series 2005-2XS Class M1
1-month Term SOFR + 0.819% Floor 0.705%, Cap 11.000% 02/25/2035	5.407%	756,186	702,348
Thornburg Mortgage Securities Trust(b)
CMO Series 2004-3 Class A
1-month Term SOFR + 0.854% Floor 0.740%, Cap 11.000% 09/25/2034	5.442%	268,563	248,426
Towd Point Mortgage Trust(a),(f)
CMO Series 2017-4 Class A2
06/25/2057	3.000%	900,000	835,987
CMO Series 2019-2 Class M1
12/25/2058	3.750%	275,000	239,187
Series 2018-2 Class M1
03/25/2058	3.500%	900,000	828,261
Subordinated CMO Series 2017-2 Class B1
04/25/2057	4.218%	760,000	724,678
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month Term SOFR + 0.714% 02/25/2057	5.302%	22,379	23,230
CMO Series 2019-HY3 Class M1
1-month Term SOFR + 1.614% Floor 1.500% 10/25/2059	6.202%	650,000	663,386
Towd Point Mortgage Trust(a),(c),(d),(f)
CMO Series 2024-CES6 Class M1
11/25/2064	6.102%	620,000	620,000
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verus Securitization Trust(a),(l)
CMO Series 2022-1 Class A1
01/25/2067	2.724%	138,569	127,641
CMO Series 2022-8 Class A3
09/25/2067	6.127%	79,803	79,688
CMO Series 2022-INV1 Class A1
08/25/2067	5.041%	252,919	251,170
CMO Series 2023-4 Class A1
05/25/2068	5.811%	708,796	708,704
CMO Series 2024-1 Class A1
01/25/2069	5.712%	81,237	81,256
Verus Securitization Trust(a),(f)
Subordinated CMO Series 2023-2 Class B1
03/25/2068	7.533%	550,000	552,479
Subordinated CMO Series 2024-2 Class B1
02/25/2069	7.864%	472,000	474,579
WaMu Asset-Backed Certificates Trust(b)
CMO Series 2007-HE1 Class 2A4
1-month Term SOFR + 0.574% Floor 0.460% 01/25/2037	5.162%	1,037,442	472,670
WaMu Mortgage Pass-Through Certificates(b)
CMO Series 2005-AR8 Class 2AC2
1-month Term SOFR + 1.034% Floor 0.920%, Cap 10.500% 07/25/2045	5.622%	296,950	283,245
WaMu Mortgage Pass-Through Certificates Trust(b)
CMO Series 2005-AR15 Class A1A1
1-month Term SOFR + 0.634% Floor 0.520%, Cap 10.500% 11/25/2045	5.222%	912,044	865,840
CMO Series 2007-OA4 Class 1A
1-year MTA + 0.770% Floor 0.770% 05/25/2047	5.596%	520,871	435,319
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	5.766%	195,238	157,349
Wells Fargo Home Equity Asset-Backed Securities Trust(b)
CMO Series 2007-1 Class A3
1-month Term SOFR + 0.754% Floor 0.640% 03/25/2037	5.342%	900,000	853,169
Wells Fargo Mortgage Backed Securities Trust
CMO Series 2007-7 Class A39
06/25/2037	6.000%	720,515	655,010
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $61,010,582)			60,182,009
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)

Rights 0.1%
Issuer	Shares	Value ($)
Health Care 0.1%
Biotechnology 0.1%
Albireo Pharma, Inc., CVR(c),(d),(i),(q)	37,853	96,056
Concert Pharmaceuticals, Inc., CVR(c),(d),(i),(q)	173,147	75,561
Total		171,617
Health Care Equipment & Supplies 0.0%
Abiomed, Inc., CVR(c),(d),(i),(q)	15,541	27,197
Pharmaceuticals 0.0%
Cincor Pharma, Inc.(c),(d),(i),(q)	44,405	160,755
Total Health Care		359,569
Materials 0.0%
Paper & Forest Products 0.0%
Resolute Forest Products, Inc.(c),(d),(i),(q)	76,222	152,444
Total Materials		152,444
Total Rights (Cost $381,037)		512,013

Senior Loans 1.5%
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.2%
CACI International, Inc.(b),(r)
Tranche B Term Loan
1-month Term SOFR + 1.750% 10/30/2031	6.438%	540,000	540,000
Dynasty Acquisition Co., Inc.(b),(p),(r)
Tranche B1 Term Loan
1-month Term SOFR + 2.250% 10/31/2031	6.823%	147,787	148,710
Tranche B2 Term Loan
1-month Term SOFR + 2.250% 10/31/2031	6.823%	56,213	56,565
TransDigm, Inc.(b),(r)
Tranche J Term Loan
3-month Term SOFR + 2.500% 02/28/2031	7.827%	149,625	149,574
Tranche K Term Loan
3-month Term SOFR + 2.750% 03/22/2030	7.354%	54,725	54,747
Tranche L Term Loan
3-month Term SOFR + 2.500% 01/19/2032	7.320%	150,000	149,907
Total			1,099,503
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.3%
AAdvantage Loyalty IP Ltd./American Airlines, Inc.(b),(r)
Term Loan
3-month Term SOFR + 4.750% Floor 0.750% 04/20/2028	9.629%	143,500	148,026
Alaska Air Mileage(b),(p),(r)
Tranche B Term Loan
3-month Term SOFR + 2.000% 10/15/2031	6.920%	250,000	251,043
JetBlue Airways Corp.(b),(p),(r)
Term Loan
6-month Term SOFR + 5.500% Floor 0.500% 08/27/2029	10.274%	435,000	439,624
United AirLines, Inc.(b),(r)
Tranche B Term Loan
3-month Term SOFR + 2.000% 02/22/2031	6.635%	404,625	406,648
Total			1,245,341
Construction Machinery 0.0%
United Rentals (North America), Inc.(b),(r)
Term Loan
1-month Term SOFR + 1.750% 02/14/2031	6.323%	199,000	200,791
Electric 0.1%
NRG Energy, Inc.(b),(p),(r)
Term Loan
3-month Term SOFR + 2.000% 04/16/2031	6.605%	495,000	496,114
Environmental 0.1%
Clean Harbors, Inc.(b),(p),(r)
Term Loan
1-month Term SOFR + 1.750% 10/08/2028	6.323%	395,000	398,160
Food and Beverage 0.0%
Aramark Intermediate HoldCo Corp.(b),(p),(r)
Tranche B7 Term Loan
1-month Term SOFR + 2.000% 04/06/2028	6.573%	24,000	24,064
Tranche B8 Term Loan
1-month Term SOFR + 2.000% 06/22/2030	6.573%	40,000	40,130
Total			64,194

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Health Care 0.1%
Medline Borrower LP(b),(p),(r)
Term Loan
1-month Term SOFR + 2.250% Floor 0.500% 10/23/2028	6.918%	525,000	528,019
Leisure 0.2%
Carnival Corp. (b),(r)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 08/08/2027	7.323%	113,445	114,343
Carnival Corp. (b),(p),(r)
Term Loan
1-month Term SOFR + 2.750% Floor 0.750% 10/18/2028	7.323%	226,000	227,130
Formula 1 DELTA 2 SARL(b),(p),(r)
Tranche B2 Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 09/10/2031	7.201%	89,000	89,334
Formula One Management Ltd.(b),(p),(r)
Tranche B Term Loan
3-month Term SOFR + 2.000% Floor 0.500% 09/30/2031	6.604%	179,000	179,671
UFC Holdings LLC(b),(p),(r)
Tranche B Term Loan
3-month Term SOFR + 2.250% 11/14/2031	6.770%	322,000	324,158
Total			934,636
Lodging 0.1%
Hilton Domestic Operating Co., Inc.(b),(p),(r)
Tranche B4 Term Loan
1-month Term SOFR + 1.750% 11/08/2030	6.338%	205,000	206,205
Travel + Leisure Co.(b),(r)
Term Loan
1-month Term SOFR + 3.250% Floor 0.500% 12/14/2029	7.938%	149,248	149,696
Total			355,901
Other Industry 0.1%
AECOM(b),(p),(r)
Tranche B Term Loan
1-month Term SOFR + 1.750% 04/18/2031	6.323%	494,125	498,572
Senior Loans (continued)
Borrower	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 0.0%
Organon & Co.(b),(r)
Term Loan
1-month Term SOFR + 2.500% 05/19/2031	7.099%	20,000	20,137
Restaurants 0.2%
1011778 BC ULC(b),(r)
Tranche B6 Term Loan
1-month Term SOFR + 1.750% 09/20/2030	6.323%	793,012	791,426
KFC Holding Co./Yum! Brands(b),(r)
Tranche B Term Loan
1-month Term SOFR + 1.750% 03/15/2028	6.475%	74	74
Total			791,500
Technology 0.1%
Cloud Software Group, Inc.(b),(p),(r)
Term Loan
3-month Term SOFR + 3.750% 03/21/2031	8.468%	515,000	517,220
Total Senior Loans (Cost $7,145,590)			7,150,088

U.S. Treasury Obligations 2.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
10/31/2026	4.125%	1,107,000	1,105,487
01/31/2027	1.500%	462,000	436,626
05/31/2027	2.625%	345,000	332,629
11/15/2027	4.125%	885,000	885,346
10/31/2029	4.125%	374,000	374,614
05/15/2032	2.875%	780,000	716,381
08/15/2032	2.750%	1,335,000	1,211,721
02/15/2033	3.500%	1,320,000	1,258,744
02/15/2042	2.375%	65,000	48,699
11/15/2042	2.750%	590,000	463,795
02/15/2049	3.000%	2,465,000	1,910,760
02/15/2050	2.000%	363,000	225,967
08/15/2052	3.000%	95,000	73,239
02/15/2053	3.625%	405,000	353,046
U.S. Treasury(g)
11/30/2026	4.250%	1,475,000	1,477,247
11/30/2029	4.250%	650,000	651,523
Total U.S. Treasury Obligations (Cost $11,875,195)			11,525,824
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)

Money Market Funds 29.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.802%(s),(t)	144,391,977	144,363,098
Total Money Market Funds (Cost $144,360,233)		144,363,098
Total Investments in Securities (Cost: $489,797,754)		487,202,657
Other Assets & Liabilities, Net		(335,353)
Net Assets		486,867,304
At November 30, 2024, securities and/or cash totaling $19,958,786 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
190,299 AUD	123,443 USD	ANZ Securities	01/15/2025	—	(720)
1,670,571 EUR	1,778,438 USD	ANZ Securities	01/15/2025	9,581	—
30,639 USD	51,201 NZD	ANZ Securities	01/15/2025	—	(298)
94,993,875 JPY	637,500 USD	ANZ Securities	01/27/2025	—	(2,145)
2,246,880 AUD	2,485,571 NZD	Barclays	01/15/2025	6,885	—
2,310,676 EUR	2,483,325 USD	Barclays	01/15/2025	36,703	—
791,597 EUR	836,819 USD	Barclays	01/15/2025	—	(1,350)
1,154,181 GBP	1,507,253 USD	Barclays	01/15/2025	38,743	—
6,325,760 MXN	323,172 USD	Barclays	01/15/2025	13,780	—
2,168,525 USD	2,054,056 EUR	Barclays	01/15/2025	6,379	—
445,439 USD	402,035 EUR	Barclays	01/15/2025	—	(19,750)
1,980,292 USD	3,228,032 NZD	Barclays	01/15/2025	—	(67,431)
874,349 CAD	627,500 USD	Barclays	01/27/2025	1,631	—
628,125 EUR	664,019 USD	Barclays	01/27/2025	—	(1,423)
662,514 USD	628,125 EUR	Barclays	01/27/2025	2,928	—
1,256,250 EUR	1,326,583 USD	BNY Capital Markets	01/27/2025	—	(4,301)
2,760,938 CAD	2,039,650 USD	CIBC	01/15/2025	64,245	—
785,627 EUR	882,439 USD	CIBC	01/15/2025	50,591	—
327,954 USD	444,153 CAD	CIBC	01/15/2025	—	(10,170)
2,213,122 CAD	1,588,835 USD	Citi	01/15/2025	5,383	—
4,016,369 EUR	4,311,073 USD	Citi	01/15/2025	58,405	—
791,597 EUR	836,676 USD	Citi	01/15/2025	—	(1,494)
14,065,006 MXN	706,959 USD	Citi	01/15/2025	19,043	—
832,582 USD	790,022 EUR	Citi	01/15/2025	3,919	—
894,054 USD	833,258 EUR	Citi	01/15/2025	—	(11,772)
308,982 USD	6,387,432 MXN	Citi	01/15/2025	3,426	—
103,000 EUR	112,261 USD	Citi	01/17/2025	3,192	—
106,000 EUR	114,671 USD	Citi	01/17/2025	2,424	—
158,000 GBP	206,716 USD	Citi	01/17/2025	5,689	—
95,617 USD	87,000 EUR	Citi	01/17/2025	—	(3,490)
637,500 USD	96,083,362 JPY	Citi	01/27/2025	9,481	—
1,982,702 EUR	2,112,170 USD	Goldman Sachs	01/15/2025	12,817	—
88,880,615 JPY	628,549 USD	Goldman Sachs	01/15/2025	30,860	—
1,324,358 USD	1,253,000 EUR	Goldman Sachs	01/15/2025	2,361	—
380,161 USD	7,455,389 MXN	Goldman Sachs	01/15/2025	—	(15,520)
1,066,300 EUR	1,176,268 USD	Goldman Sachs	01/17/2025	47,130	—
1,430,000 EUR	1,551,402 USD	Goldman Sachs	01/17/2025	37,132	—
106,000 EUR	111,531 USD	Goldman Sachs	01/17/2025	—	(716)
192,517,286 JPY	1,275,000 USD	Goldman Sachs	01/27/2025	—	(21,322)

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
86,571 AUD	57,585 USD	HSBC	01/15/2025	1,101	—
2,032,149 CAD	1,462,504 USD	HSBC	01/15/2025	8,535	—
379,743 EUR	4,453,630 NOK	HSBC	01/15/2025	1,327	—
379,743 EUR	4,436,066 NOK	HSBC	01/15/2025	—	(264)
3,507,659 EUR	3,805,485 USD	HSBC	01/15/2025	91,456	—
642,557 MXN	31,520 USD	HSBC	01/15/2025	92	—
6,348,662 MXN	309,401 USD	HSBC	01/15/2025	—	(1,110)
7,780,270 NOK	663,755 EUR	HSBC	01/15/2025	—	(1,934)
10,818,705 NZD	6,651,610 USD	HSBC	01/15/2025	240,684	—
1,128,442 USD	1,022,755 EUR	HSBC	01/15/2025	—	(45,514)
478,777 USD	769,500 NZD	HSBC	01/15/2025	—	(22,788)
3,197,815 TWD	100,000 USD	JPMorgan	12/02/2024	1,554	—
100,000 USD	3,202,785 TWD	JPMorgan	12/02/2024	—	(1,401)
3,188,145 TWD	100,000 USD	JPMorgan	12/05/2024	1,841	—
3,202,700 TWD	100,000 USD	JPMorgan	12/05/2024	1,393	—
200,000 USD	6,404,600 TWD	JPMorgan	12/05/2024	—	(2,810)
443,508,461 COP	100,000 USD	JPMorgan	12/06/2024	1	—
205,142,964 INR	2,435,978 USD	JPMorgan	12/06/2024	8,713	—
168,423,176 INR	2,000,004 USD	JPMorgan	12/06/2024	7,210	—
411,285,166 KRW	300,001 USD	JPMorgan	12/06/2024	5,147	—
100,000 USD	438,589,232 COP	JPMorgan	12/06/2024	—	(1,109)
4,435,968 USD	374,876,627 INR	JPMorgan	12/06/2024	—	(402)
299,999 USD	420,085,145 KRW	JPMorgan	12/06/2024	1,163	—
95,497,594 CLP	100,000 USD	JPMorgan	12/09/2024	1,968	—
94,305,858 INR	1,119,597 USD	JPMorgan	12/09/2024	4,026	—
553,021,432 KRW	400,001 USD	JPMorgan	12/09/2024	3,488	—
100,000 USD	97,504,785 CLP	JPMorgan	12/09/2024	93	—
1,119,592 USD	94,413,683 INR	JPMorgan	12/09/2024	—	(2,746)
399,999 USD	560,069,513 KRW	JPMorgan	12/09/2024	1,567	—
414,632,337 KRW	300,001 USD	JPMorgan	12/12/2024	2,676	—
279,617,236 KRW	200,000 USD	JPMorgan	12/12/2024	—	(508)
38,391,840 TWD	1,200,000 USD	JPMorgan	12/12/2024	17,504	—
499,999 USD	698,731,898 KRW	JPMorgan	12/12/2024	1,048	—
1,199,997 USD	38,870,395 TWD	JPMorgan	12/12/2024	—	(2,761)
98,018,870 CLP	100,000 USD	JPMorgan	12/13/2024	—	(614)
757,211,556 INR	8,964,022 USD	JPMorgan	12/13/2024	9,551	—
278,811,590 KRW	200,000 USD	JPMorgan	12/13/2024	62	—
4,619,670,000 KRW	3,300,000 USD	JPMorgan	12/13/2024	—	(12,812)
6,456,128 TWD	200,000 USD	JPMorgan	12/13/2024	1,136	—
100,000 USD	97,609,192 CLP	JPMorgan	12/13/2024	194	—
8,964,002 USD	757,885,963 INR	JPMorgan	12/13/2024	—	(1,556)
3,499,992 USD	4,918,344,531 KRW	JPMorgan	12/13/2024	27,002	—
200,000 USD	6,481,371 TWD	JPMorgan	12/13/2024	—	(358)
98,509,590 CLP	100,000 USD	JPMorgan	12/16/2024	—	(1,113)
560,492,583 KRW	400,001 USD	JPMorgan	12/16/2024	—	(1,983)
399,999 USD	562,041,523 KRW	JPMorgan	12/16/2024	3,095	—
281,507,215 KRW	200,000 USD	JPMorgan	12/18/2024	—	(1,912)
200,000 USD	280,774,762 KRW	JPMorgan	12/18/2024	1,388	—
97,180,000 CLP	100,000 USD	JPMorgan	12/19/2024	256	—
446,484,467 COP	100,000 USD	JPMorgan	12/19/2024	—	(481)
280,495,711 KRW	200,000 USD	JPMorgan	12/19/2024	—	(1,195)
7,438,773,900 KRW	5,300,000 USD	JPMorgan	12/19/2024	—	(35,714)
8,240,643 AUD	4,250,000 GBP	JPMorgan	12/20/2024	32,065	—
243,882 AUD	125,000 GBP	JPMorgan	12/20/2024	—	(42)
1,000,000 AUD	98,454,550 JPY	JPMorgan	12/20/2024	7,439	—
2,000,000 AUD	2,205,508 NZD	JPMorgan	12/20/2024	1,821	—
4,200,000 AUD	2,731,257 USD	JPMorgan	12/20/2024	—	(8,621)
7,456,695 CAD	8,200,000 AUD	JPMorgan	12/20/2024	19,597	—
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
5,149,742 CAD	3,500,000 EUR	JPMorgan	12/20/2024	20,731	—
200,000 CAD	21,649,746 JPY	JPMorgan	12/20/2024	2,135	—
11,900,000 CAD	8,498,022 USD	JPMorgan	12/20/2024	—	(7,530)
556,816 CHF	500,000 GBP	JPMorgan	12/20/2024	2,818	—
750,000 CHF	850,036 USD	JPMorgan	12/20/2024	—	(3,121)
97,809,599 CLP	100,000 USD	JPMorgan	12/20/2024	—	(388)
19,553,302 CNH	2,700,000 USD	JPMorgan	12/20/2024	1,206	—
2,175,559 CNH	300,000 USD	JPMorgan	12/20/2024	—	(276)
4,802,846 CZK	200,000 USD	JPMorgan	12/20/2024	—	(1,107)
875,000 EUR	1,420,622 AUD	JPMorgan	12/20/2024	1,365	—
2,000,000 EUR	3,232,189 AUD	JPMorgan	12/20/2024	—	(6,630)
500,000 EUR	731,398 CAD	JPMorgan	12/20/2024	—	(6,020)
750,000 EUR	697,788 CHF	JPMorgan	12/20/2024	580	—
4,375,000 EUR	4,062,867 CHF	JPMorgan	12/20/2024	—	(5,219)
7,200,000 EUR	6,010,427 GBP	JPMorgan	12/20/2024	33,343	—
125,000 EUR	1,462,356 NOK	JPMorgan	12/20/2024	258	—
400,000 EUR	1,738,522 PLN	JPMorgan	12/20/2024	4,701	—
3,875,000 EUR	4,082,094 USD	JPMorgan	12/20/2024	—	(16,018)
249,964 GBP	300,000 EUR	JPMorgan	12/20/2024	—	(790)
2,062,500 GBP	2,594,322 USD	JPMorgan	12/20/2024	—	(30,082)
164,694,040 HUF	400,000 EUR	JPMorgan	12/20/2024	1,877	—
1,602,375,940 HUF	4,100,000 USD	JPMorgan	12/20/2024	2,423	—
117,813,090 HUF	300,000 USD	JPMorgan	12/20/2024	—	(1,270)
7,088,535 ILS	1,900,000 USD	JPMorgan	12/20/2024	—	(52,125)
360,843,662 JPY	3,600,000 AUD	JPMorgan	12/20/2024	—	(69,717)
331,157,640 JPY	3,000,000 CAD	JPMorgan	12/20/2024	—	(74,987)
436,273,073 JPY	2,500,000 CHF	JPMorgan	12/20/2024	—	(79,817)
227,264,058 JPY	1,400,000 EUR	JPMorgan	12/20/2024	—	(42,396)
316,371,218 JPY	1,625,000 GBP	JPMorgan	12/20/2024	—	(52,440)
397,402,540 JPY	4,400,000 NZD	JPMorgan	12/20/2024	—	(56,659)
287,500,000 JPY	1,866,562 USD	JPMorgan	12/20/2024	—	(60,112)
23,500,000 MXN	1,151,094 USD	JPMorgan	12/20/2024	—	(3,447)
36,392,119 NOK	3,125,000 EUR	JPMorgan	12/20/2024	8,668	—
34,500,000 NOK	34,339,782 SEK	JPMorgan	12/20/2024	29,569	—
500,000 NOK	492,223 SEK	JPMorgan	12/20/2024	—	(73)
45,288,702 NOK	4,100,000 USD	JPMorgan	12/20/2024	—	(2,080)
660,290 NZD	600,000 AUD	JPMorgan	12/20/2024	261	—
15,984,784 NZD	14,400,000 AUD	JPMorgan	12/20/2024	—	(75,384)
5,600,000 NZD	3,289,011 USD	JPMorgan	12/20/2024	—	(28,382)
865,345 PLN	200,000 EUR	JPMorgan	12/20/2024	—	(1,387)
9,120,617 PLN	2,200,000 USD	JPMorgan	12/20/2024	—	(43,963)
65,129,920 SEK	5,625,000 EUR	JPMorgan	12/20/2024	—	(33,957)
48,340,730 SEK	4,400,000 USD	JPMorgan	12/20/2024	—	(40,576)
2,410,300 SGD	1,800,000 USD	JPMorgan	12/20/2024	—	(1,105)
114,458,624 TRY	3,200,000 USD	JPMorgan	12/20/2024	—	(41,551)
141,834 USD	200,000 CAD	JPMorgan	12/20/2024	1,116	—
143,270 USD	200,000 CAD	JPMorgan	12/20/2024	—	(319)
2,977,772 USD	2,625,000 CHF	JPMorgan	12/20/2024	8,276	—
4,502,124 USD	3,562,500 GBP	JPMorgan	12/20/2024	30,939	—
300,000 USD	1,091,952 ILS	JPMorgan	12/20/2024	715	—
2,200,000 USD	9,089,590 PLN	JPMorgan	12/20/2024	36,329	—
5,600,000 USD	7,509,561 SGD	JPMorgan	12/20/2024	11,545	—
15,920 USD	563,870 TRY	JPMorgan	12/20/2024	49	—
3,600,000 USD	65,475,489 ZAR	JPMorgan	12/20/2024	28,366	—
7,240,696 ZAR	400,000 USD	JPMorgan	12/20/2024	—	(1,248)
439,788,000 COP	100,000 USD	JPMorgan	12/26/2024	1,126	—
375,224,297 INR	4,435,978 USD	JPMorgan	12/26/2024	3,246	—
97,538,000 CLP	100,000 USD	JPMorgan	12/27/2024	—	(99)

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
94,499,192 INR	1,119,595 USD	JPMorgan	12/27/2024	3,311	—
45,319,806 TWD	1,400,000 USD	JPMorgan	12/27/2024	2,956	—
97,630,990 CLP	100,000 USD	JPMorgan	12/30/2024	—	(189)
6,496,441 TWD	200,000 USD	JPMorgan	01/02/2025	—	(328)
758,738,129 INR	8,964,022 USD	JPMorgan	01/03/2025	6,036	—
1,170,132 AUD	1,292,376 NZD	JPMorgan	01/15/2025	2,364	—
1,165,550 EUR	1,268,174 USD	JPMorgan	01/15/2025	34,050	—
14,632,722 MXN	722,936 USD	JPMorgan	01/15/2025	7,254	—
6,472,592 MXN	316,248 USD	JPMorgan	01/15/2025	—	(325)
8,873,986 NOK	754,267 EUR	JPMorgan	01/15/2025	—	(5,167)
731,415 USD	14,682,000 MXN	JPMorgan	01/15/2025	—	(13,322)
455,319 USD	738,184 NZD	JPMorgan	01/15/2025	—	(17,888)
96,211,117 JPY	637,500 USD	JPMorgan	01/27/2025	—	(10,341)
57,113 AUD	37,597 USD	Morgan Stanley	01/15/2025	332	—
759,487 EUR	8,898,363 NOK	Morgan Stanley	01/15/2025	1,848	—
2,681,549 EUR	2,959,085 USD	Morgan Stanley	01/15/2025	119,769	—
8,461,808 MXN	428,846 USD	Morgan Stanley	01/15/2025	14,981	—
8,848,487 NOK	754,267 EUR	Morgan Stanley	01/15/2025	—	(2,857)
1,961,751 NZD	1,240,473 USD	Morgan Stanley	01/15/2025	77,982	—
1,749,981 USD	1,577,743 EUR	Morgan Stanley	01/15/2025	—	(79,413)
311,193 USD	6,297,294 MXN	Morgan Stanley	01/15/2025	—	(3,193)
96,399,007 JPY	626,875 USD	Morgan Stanley	01/27/2025	—	(22,231)
1,880,625 USD	289,492,804 JPY	Morgan Stanley	01/27/2025	68,686	—
1,170,132 AUD	1,293,043 NZD	RBC Capital Markets	01/15/2025	2,759	—
3,936,312 EUR	4,287,762 USD	RBC Capital Markets	01/15/2025	119,861	—
1,187,395 EUR	1,256,591 USD	RBC Capital Markets	01/15/2025	—	(664)
107,373 GBP	139,038 USD	RBC Capital Markets	01/15/2025	2,423	—
519,921 USD	779,322 AUD	RBC Capital Markets	01/15/2025	—	(11,441)
1,138,105 USD	1,530,626 CAD	RBC Capital Markets	01/15/2025	—	(42,967)
2,499,801 USD	2,370,065 EUR	RBC Capital Markets	01/15/2025	9,704	—
1,748,646 USD	1,588,304 EUR	RBC Capital Markets	01/15/2025	—	(66,896)
524,355 USD	846,450 NZD	RBC Capital Markets	01/15/2025	—	(22,767)
628,125 EUR	666,384 USD	RBC Capital Markets	01/27/2025	942	—
94,864,462 JPY	637,500 USD	RBC Capital Markets	01/27/2025	—	(1,273)
96,379,398 JPY	626,875 USD	RBC Capital Markets	01/27/2025	—	(22,099)
627,500 USD	884,176 CAD	RBC Capital Markets	01/27/2025	5,403	—
171,252 EUR	178,792 USD	Standard Chartered	01/15/2025	—	(2,535)
21,099,296 CNH	2,975,000 USD	State Street	01/15/2025	58,944	—
4,478,694 EUR	4,823,935 USD	State Street	01/15/2025	81,741	—
4,135,763 EUR	4,347,746 USD	State Street	01/15/2025	—	(31,341)
6,297,294 MXN	315,275 USD	State Street	01/15/2025	7,275	—
6,138,154 MXN	300,178 USD	State Street	01/15/2025	—	(37)
511,253 USD	695,228 CAD	State Street	01/15/2025	—	(13,829)
2,920,244 USD	21,099,296 CNH	State Street	01/15/2025	—	(4,188)
462,693 USD	417,894 EUR	State Street	01/15/2025	—	(20,213)
628,125 USD	89,295,820 JPY	State Street	01/15/2025	—	(27,644)
305,132 USD	6,370,512 MXN	State Street	01/15/2025	6,449	—
380,880 USD	7,460,785 MXN	State Street	01/15/2025	—	(15,975)
1,252,650 USD	2,035,442 NZD	State Street	01/15/2025	—	(46,492)
96,364,423 JPY	637,500 USD	State Street	01/27/2025	—	(11,373)
1,275,000 USD	192,277,012 JPY	State Street	01/27/2025	19,704	—
104,000 NZD	60,721 USD	TD Securities	01/15/2025	—	(907)
4,612,005 EUR	5,066,735 USD	UBS	01/15/2025	183,387	—
791,597 EUR	835,947 USD	UBS	01/15/2025	—	(2,223)
2,517,066 NZD	1,587,170 USD	UBS	01/15/2025	95,611	—
174,316 USD	243,095 CAD	UBS	01/15/2025	—	(386)
833,696 USD	790,022 EUR	UBS	01/15/2025	2,806	—
2,917,811 USD	2,621,182 EUR	UBS	01/15/2025	—	(142,415)
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
193,208,144 JPY	1,275,000 USD	UBS	01/27/2025	—	(25,974)
1,275,000 USD	193,489,600 JPY	UBS	01/27/2025	27,869	—
Total				2,175,010	(1,820,818)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month CORRA	22	09/2025	CAD	5,343,800	8,948	—
3-Month Euro Euribor	105	03/2025	EUR	25,675,125	16,936	—
3-Month Euro Euribor	139	09/2025	EUR	34,127,975	115,339	—
3-Month Euro Euribor	9	06/2026	EUR	2,209,275	6,920	—
3-Month Euro Euribor	42	09/2026	EUR	10,306,800	52,512	—
3-Month Euro Euribor	3	03/2027	EUR	735,675	118	—
3-Month Euro Euribor	5	06/2027	EUR	1,225,750	6,466	—
3-Month Euro Euribor	10	09/2027	EUR	2,450,875	12,679	—
3-Month Euro Euribor	4	12/2027	EUR	980,100	2,021	—
3-Month Euro Euribor	4	03/2028	EUR	979,850	500	—
3-Month Primary Aluminum	4	02/2025	USD	259,400	—	(6,150)
3-Month Zinc	1	02/2025	USD	77,575	1,202	—
Canadian Government 10-Year Bond	11	03/2025	CAD	1,357,620	15,757	—
Canadian Government 5-Year Bond	1	03/2025	CAD	113,400	862	—
Cocoa	4	03/2025	USD	377,000	111,893	—
Cocoa	6	03/2025	GBP	462,480	103,156	—
Cocoa	8	03/2025	USD	754,000	74,172	—
Cocoa	3	05/2025	GBP	217,080	74,402	—
Cocoa	3	05/2025	USD	270,900	51,403	—
Cocoa	4	07/2025	GBP	271,840	93,522	—
Coffee	8	03/2025	USD	954,150	169,885	—
Coffee	8	03/2025	USD	954,150	110,737	—
Coffee	4	05/2025	USD	473,250	32,728	—
Consumer Staples Select Sector Index E-mini	2	12/2024	USD	168,200	3,167	—
Crude Palm Oil	10	01/2025	MYR	1,281,250	38,217	—
Crude Palm Oil	14	02/2025	MYR	1,757,000	60,880	—
Crude Palm Oil	17	03/2025	MYR	2,083,775	13,114	—
Crude Palm Oil	2	04/2025	MYR	238,600	—	(15)
DAX Index	2	12/2024	EUR	983,450	24,272	—
DAX Index	1	12/2024	EUR	491,725	205	—
DAX Index	1	12/2024	EUR	491,725	—	(820)
DJIA Index E-mini	25	12/2024	USD	5,631,875	199,584	—
DJIA Index E-mini	15	12/2024	USD	3,379,125	154,822	—
DJIA Micro E-mini	1	12/2024	USD	22,528	828	—
Energy Select Sector Index E-mini	3	12/2024	USD	300,480	—	(534)
Euro STOXX 50 Index	12	12/2024	EUR	578,040	—	(24,490)
Euro STOXX 50 Index	28	12/2024	EUR	1,348,760	—	(46,935)
Euro STOXX Banks Index	35	12/2024	EUR	243,950	—	(12,641)
Euro/Japanese Yen	1	12/2024	JPY	19,735,000	—	(466)
Euro-BTP	62	12/2024	EUR	7,615,460	113,298	—
Euro-BTP	18	12/2024	EUR	2,210,940	25,381	—
Euro-BTP	19	12/2024	EUR	2,333,770	17,163	—
Euro-Bund	11	12/2024	EUR	1,482,580	13,254	—
Euro-Buxl 30-Year	1	12/2024	EUR	139,800	29	—
Euro-Schatz	3	12/2024	EUR	321,210	157	—
Euro-Schatz	11	12/2024	EUR	1,177,770	—	(2,366)
FCOJ-A	2	01/2025	USD	150,225	9,130	—
Financial Select Sector Index E-mini	3	12/2024	USD	474,983	24,766	—
FTSE 100 Index	3	12/2024	GBP	249,255	1,166	—
FTSE 100 Index	14	12/2024	GBP	1,163,190	—	(3,650)

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
FTSE 100 Index	15	12/2024	GBP	1,246,275	—	(9,164)
FTSE China A50 Index	45	12/2024	USD	593,235	6,164	—
FTSE China A50 Index	17	12/2024	USD	224,111	2,866	—
FTSE Taiwan Index	2	12/2024	USD	148,840	—	(3,352)
FTSE Taiwan Index	11	12/2024	USD	818,620	—	(32,457)
FTSE/JSE Top 40 Index	31	12/2024	ZAR	23,655,790	7,798	—
FTSE/JSE Top 40 Index	6	12/2024	ZAR	4,578,540	—	(6,145)
FTSE/MIB Index	7	12/2024	EUR	1,171,800	—	(10,542)
FTSE/MIB Index	4	12/2024	EUR	669,600	—	(26,114)
FTSE/MIB Index Mini	10	12/2024	EUR	334,800	—	(4,629)
Gas Oil	2	02/2025	USD	134,050	2,623	—
Gold	2	08/2025	JPY	25,798,000	—	(9,024)
Gold	18	10/2025	JPY	232,488,000	—	(48,951)
Gold 100 oz.	15	02/2025	USD	4,021,500	134,475	—
Gold 100 oz.	6	02/2025	USD	1,608,600	1,460	—
Gold 100 oz.	5	04/2025	USD	1,350,950	9,542	—
Gold E-micro	5	02/2025	USD	134,050	1,158	—
IBEX 35 Index	13	12/2024	EUR	1,516,047	30,464	—
IBEX 35 Index	11	12/2024	EUR	1,282,809	11,190	—
IBEX 35 Index Mini	1	12/2024	EUR	11,662	279	—
ICE NYSE Fang + Index	2	12/2024	USD	124,410	134	—
IFSC Nifty 50 Index	35	12/2024	USD	1,701,245	—	(6,774)
Industrials Select Sector Index E-mini	2	12/2024	USD	290,120	12,777	—
JPX-Nikkei Index 400	1	12/2024	JPY	2,434,500	194	—
KLCI Index	12	12/2024	MYR	957,000	—	(1,309)
Korea 3-Year Bond	270	12/2024	KRW	28,830,600,000	150,410	—
Lean Hogs	18	02/2025	USD	621,540	36,460	—
Lean Hogs	16	02/2025	USD	552,480	12,006	—
Lean Hogs	13	04/2025	USD	471,900	17,151	—
Lean Hogs	4	06/2025	USD	162,080	5,401	—
Live Cattle	33	02/2025	USD	2,489,850	11,837	—
Live Cattle	24	02/2025	USD	1,810,800	—	(7,716)
Live Cattle	9	04/2025	USD	686,790	4,220	—
Live Cattle	1	08/2025	USD	74,180	818	—
Lumber	7	01/2025	USD	113,383	—	(2,363)
Materials Select Sector Index E-mini	4	12/2024	USD	402,680	—	(496)
MSCI EAFE Index	11	12/2024	USD	1,282,435	—	(38,341)
MSCI Emerging Markets Index	27	12/2024	USD	1,472,310	—	(52,545)
MSCI Emerging Markets Index	16	12/2024	USD	872,480	—	(76,121)
MSCI Singapore Index	34	12/2024	SGD	1,271,600	8,152	—
MSCI Singapore Index	3	12/2024	SGD	112,200	363	—
MSCI Singapore Index	55	12/2024	SGD	2,057,000	—	(2,669)
NASDAQ 100 Index E-mini	8	12/2024	USD	3,358,960	62,298	—
NASDAQ 100 Index E-mini	3	12/2024	USD	1,259,610	37,606	—
NASDAQ 100 Index Micro E-mini	2	12/2024	USD	83,974	653	—
Natural Gas	25	12/2024	GBP	926,590	—	(32,172)
Natural Gas	5	01/2025	GBP	168,056	—	(29,376)
Natural Gas	1	09/2025	USD	34,330	138	—
Nikkei 225 Index	1	12/2024	JPY	19,087,500	—	(4,347)
Nikkei 225 Index	3	12/2024	JPY	114,510,000	—	(19,551)
NY Harbor ULSD Heat Oil	1	01/2025	USD	91,988	—	(3,547)
NY Harbor ULSD Heat Oil	2	02/2025	USD	183,002	—	(3,200)
NY Harbor ULSD Heat Oil	1	11/2025	USD	91,711	—	(3,085)
Oat	1	03/2025	USD	17,900	—	(577)
OMXS30 Index	25	12/2024	SEK	6,301,250	—	(9,204)
Platinum	1	01/2025	USD	47,705	—	(2,981)
Primary Aluminum	5	03/2025	USD	325,049	11,375	—
Rapeseed	9	01/2025	EUR	228,488	2,869	—
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Rapeseed	11	01/2025	EUR	279,263	—	(10,812)
Rapeseed	1	04/2025	EUR	25,163	174	—
Rapeseed	8	04/2025	EUR	201,300	—	(5,896)
Real Estate Select Sector Index E-mini	1	12/2024	USD	55,088	1,724	—
Robusta Coffee	7	01/2025	USD	378,630	20,983	—
Robusta Coffee	1	03/2025	USD	53,770	6,589	—
Russell 2000 Index E-mini	22	12/2024	USD	2,689,060	155,543	—
Russell 2000 Index E-mini	4	12/2024	USD	488,920	9,244	—
S&P 500 Index E-mini	22	12/2024	USD	6,656,650	181,034	—
S&P 500 Index E-mini	8	12/2024	USD	2,420,600	72,913	—
S&P 500 Index Micro E-mini	1	12/2024	USD	30,258	842	—
S&P Mid 400 Index E-mini	6	12/2024	USD	2,026,680	171,447	—
S&P Mid 400 Index E-mini	11	12/2024	USD	3,715,580	143,646	—
S&P/TSX 60 Index	26	12/2024	CAD	8,005,920	315,172	—
S&P/TSX 60 Index	13	12/2024	CAD	4,002,960	137,371	—
SGX USD/CNH FX	1	12/2024	CNH	724,010	—	(102)
Short Term Euro-BTP	196	12/2024	EUR	21,128,800	173,040	—
Short Term Euro-BTP	43	12/2024	EUR	4,635,400	16,779	—
Silver	6	03/2025	USD	933,240	12,128	—
Silver	2	03/2025	USD	311,080	—	(1,273)
South African Rand	1	12/2024	USD	27,700	—	(126)
South African Rand	53	12/2024	USD	1,468,100	—	(36,652)
Soybean Oil	2	12/2025	USD	50,508	—	(1,960)
SPI 200 Index	29	12/2024	AUD	6,132,050	89,953	—
SPI 200 Index	27	12/2024	AUD	5,709,150	75,876	—
STOXX 600 Insurance Index	2	12/2024	EUR	41,230	588	—
STOXX 600 Utilities Index	3	12/2024	EUR	59,625	1,447	—
STOXX 600 Utilities Index	7	12/2024	EUR	139,125	—	(4,801)
STOXX Europe 600 Bank Index	3	12/2024	EUR	30,600	163	—
STOXX Europe 600 Index	14	12/2024	EUR	357,840	—	(6,069)
STOXX Europe 600 Index	67	12/2024	EUR	1,712,520	—	(39,851)
Sugar #11	12	02/2025	USD	283,315	—	(25,543)
Sugar #11	6	04/2025	USD	133,258	—	(8,749)
Thai SET50 Index	402	12/2024	THB	74,008,200	—	(23,101)
TOPIX Index	3	12/2024	JPY	80,370,000	4,008	—
TOPIX Index	1	12/2024	JPY	26,790,000	—	(1,786)
TOPIX Index	1	12/2024	JPY	26,790,000	—	(4,681)
TOPIX Index Mini	17	12/2024	JPY	45,543,000	—	(4,740)
U.S. Dollar Index	24	12/2024	USD	2,539,872	34,952	—
U.S. Treasury 2-Year Note	137	03/2025	USD	28,236,985	81,500	—
U.S. Treasury 5-Year Note	352	03/2025	USD	37,875,750	288,915	—
Utilities Select Sector Index E-mini	1	12/2024	USD	83,750	3,489	—
White Sugar #5	1	04/2025	USD	27,270	—	(606)
Zinc	2	03/2025	USD	155,382	7,725	—
Total					4,351,717	(721,567)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
10-Year Mini Japanese Government Bond	(2)	12/2024	JPY	(28,632,000)	—	(387)
1-Month SOFR	(14)	04/2025	USD	(5,587,614)	—	(1,458)
3-Month Copper	(4)	02/2025	USD	(901,050)	6,410	—
3-Month Copper	(2)	02/2025	USD	(450,525)	—	(2,182)
3-Month Euro Euribor	(1)	12/2025	EUR	(245,588)	—	(328)
3-Month Lead	(7)	02/2025	USD	(362,688)	—	(10,310)
3-Month Nickel	(12)	02/2025	USD	(1,145,016)	14,088	—
3-Month SOFR	(129)	06/2025	USD	(30,893,888)	7,227	—

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month SOFR	(130)	12/2025	USD	(31,235,750)	—	(6,894)
3-Month SONIA	(151)	06/2025	GBP	(36,109,763)	10,223	—
90-Day AUD Bank Bill	(58)	03/2025	AUD	(57,394,294)	847	—
90-Day AUD Bank Bill	(12)	12/2025	AUD	(11,887,444)	—	(1,041)
Australian 10-Year Bond	(95)	12/2024	AUD	(10,760,162)	—	(34,957)
Australian 10-Year Bond	(74)	12/2024	AUD	(8,381,600)	—	(86,100)
Australian 3-Year Bond	(185)	12/2024	AUD	(19,584,544)	31,499	—
Australian 3-Year Bond	(143)	12/2024	AUD	(15,138,323)	—	(48,056)
Australian Dollar	(33)	12/2024	USD	(2,152,425)	3,607	—
Australian Dollar	(43)	12/2024	USD	(2,804,675)	—	(12,838)
Brazilian Real	(44)	12/2024	USD	(731,060)	23,947	—
Brazilian Real	(2)	12/2024	USD	(33,230)	—	(547)
Brent Crude	(4)	12/2024	USD	(287,360)	7,186	—
Brent Crude	(3)	12/2024	USD	(215,520)	6,537	—
Brent Crude	(3)	12/2024	USD	(215,520)	5,891	—
Brent Crude	(2)	12/2024	USD	(143,680)	—	(770)
Brent Crude	(6)	01/2025	USD	(429,000)	11,114	—
Brent Crude	(6)	02/2025	USD	(427,560)	11,754	—
Brent Crude	(6)	10/2025	USD	(419,700)	8,834	—
British Pound	(58)	12/2024	USD	(4,612,450)	—	(51,642)
CAC40 Index	(15)	12/2024	EUR	(1,086,450)	—	(1,241)
CAC40 Index	(5)	12/2024	EUR	(362,150)	—	(1,352)
Canadian Dollar	(127)	12/2024	USD	(9,076,690)	118,063	—
Canadian Dollar	(4)	12/2024	USD	(285,880)	518	—
Canadian Government 10-Year Bond	(7)	03/2025	CAD	(863,940)	—	(12,427)
Canadian Government 10-Year Bond	(20)	03/2025	CAD	(2,468,400)	—	(43,291)
Canola	(16)	01/2025	CAD	(183,712)	—	(165)
Canola	(8)	03/2025	CAD	(93,744)	295	—
Class III Milk	(1)	12/2024	USD	(37,040)	—	(62)
Class III Milk	(8)	02/2025	USD	(292,000)	4,282	—
Copper	(10)	03/2025	USD	(1,035,000)	5,896	—
Copper	(4)	05/2025	USD	(416,800)	1,643	—
Corn	(2)	03/2025	USD	(43,300)	—	(504)
Corn	(53)	03/2025	USD	(1,147,450)	—	(16,675)
Corn	(6)	05/2025	USD	(131,925)	—	(1,688)
Corn	(11)	07/2025	USD	(243,238)	3,576	—
Corn	(4)	12/2025	USD	(86,300)	—	(334)
Cotton	(12)	03/2025	USD	(431,580)	2,441	—
Cotton	(1)	03/2025	USD	(35,965)	—	(828)
Cotton	(21)	03/2025	USD	(755,265)	—	(13,834)
Cotton	(3)	05/2025	USD	(109,470)	—	(2,462)
Crude Oil E-mini	(7)	12/2024	USD	(238,000)	5,228	—
ECX Emissions EUA	(2)	12/2025	EUR	(140,980)	1,180	—
Euro	(3)	12/2024	USD	(198,253)	5,988	—
Euro FX	(104)	12/2024	USD	(13,745,550)	216,503	—
Euro FX	(1)	12/2024	USD	(132,169)	2,842	—
Euro FX Micro E-mini	(3)	12/2024	USD	(39,651)	669	—
Euro/British Pound	(1)	12/2024	GBP	(103,875)	810	—
Euro-Bobl	(14)	12/2024	EUR	(1,677,900)	—	(22,508)
Euro-Bobl	(28)	12/2024	EUR	(3,355,800)	—	(39,495)
Euro-BTP	(13)	12/2024	EUR	(1,596,790)	—	(44,647)
Euro-Bund	(8)	12/2024	EUR	(1,078,240)	—	(24,495)
Euro-Bund	(11)	12/2024	EUR	(1,482,580)	—	(30,105)
Euro-Bund	(18)	12/2024	EUR	(2,426,040)	—	(31,090)
Euro-Buxl 30-Year	(12)	12/2024	EUR	(1,677,600)	—	(105,820)
Euro-OAT	(24)	12/2024	EUR	(3,041,040)	—	(56,971)
Euro-OAT	(46)	12/2024	EUR	(5,828,660)	—	(118,561)
Feeder Cattle	(5)	01/2025	USD	(648,688)	—	(38,112)
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Gas Oil	(3)	01/2025	USD	(201,525)	—	(3,878)
Gas Oil	(10)	01/2025	USD	(671,750)	—	(14,206)
Gas Oil	(3)	03/2025	USD	(200,700)	—	(3,078)
Hard Red Winter Wheat	(12)	03/2025	USD	(324,450)	11,997	—
Hard Red Winter Wheat	(4)	03/2025	USD	(108,150)	5,459	—
Hard Red Winter Wheat	(4)	05/2025	USD	(109,700)	2,366	—
Indian Rupee	(107)	12/2024	USD	(2,527,982)	3,382	—
Indian Rupee	(4)	12/2024	USD	(94,504)	226	—
Japanese 10-Year Government Bond	(18)	12/2024	JPY	(2,575,080,000)	—	(29,658)
Japanese Yen	(81)	12/2024	USD	(6,780,713)	—	(101,193)
KOSPI 200 Index Mini	(7)	12/2024	KRW	(114,205,000)	—	(1,545)
Long Gilt	(46)	03/2025	GBP	(4,410,940)	—	(51,383)
Long Gilt	(51)	03/2025	GBP	(4,890,390)	—	(76,926)
Mexican Peso	(129)	12/2024	USD	(3,168,885)	28,509	—
Mexican Peso	(9)	12/2024	USD	(221,085)	—	(265)
Milling Wheat	(43)	03/2025	EUR	(476,225)	805	—
Milling Wheat	(1)	03/2025	EUR	(11,075)	—	(16)
Milling Wheat	(33)	05/2025	EUR	(372,488)	1,989	—
Milling Wheat	(9)	09/2025	EUR	(97,538)	1,176	—
Natural Gas	(3)	12/2024	USD	(100,890)	—	(5,015)
Natural Gas	(13)	12/2024	USD	(437,190)	—	(28,985)
Natural Gas	(3)	01/2025	USD	(96,120)	—	(5,115)
Natural Gas	(4)	02/2025	USD	(117,720)	—	(5,577)
Natural Gas E-mini	(3)	12/2024	USD	(25,223)	—	(1,024)
New Zealand Dollar	(2)	12/2024	USD	(118,470)	—	(858)
New Zealand Dollar	(116)	12/2024	USD	(6,871,260)	—	(19,741)
Nickel	(3)	03/2025	USD	(287,168)	—	(3,580)
Nikkei 225 Index	(2)	12/2024	USD	(383,250)	—	(3,455)
Nikkei 225 Index Mini	(3)	12/2024	JPY	(11,451,000)	186	—
Norwegian Krone	(18)	12/2024	USD	(3,260,700)	15,170	—
NY Harbor ULSD Heat Oil	(9)	12/2024	USD	(828,727)	25,999	—
NY Harbor ULSD Heat Oil	(3)	03/2025	USD	(272,538)	7,609	—
Palladium	(1)	03/2025	USD	(99,550)	—	(302)
Platinum	(10)	01/2025	USD	(477,050)	3,477	—
Platinum	(2)	08/2025	JPY	(4,545,000)	—	(46)
Platinum	(1)	10/2025	JPY	(2,279,500)	—	(48)
RBOB Gasoline	(4)	12/2024	USD	(318,998)	18,485	—
RBOB Gasoline	(2)	12/2024	USD	(159,499)	3,877	—
RBOB Gasoline	(4)	01/2025	USD	(320,342)	7,671	—
RBOB Gasoline	(1)	02/2025	USD	(80,942)	2,711	—
RBOB Gasoline	(1)	03/2025	USD	(88,985)	2,212	—
Rough Rice	(3)	01/2025	USD	(91,290)	—	(1,707)
Rubber	(1)	05/2025	JPY	(1,815,000)	193	—
SGX TSI Iron Ore China 62%	(30)	01/2025	USD	(312,060)	—	(3,449)
SGX TSI Iron Ore China 62%	(13)	01/2025	USD	(135,226)	—	(3,478)
Silver	(2)	05/2025	USD	(313,690)	32	—
South Korean Won	(22)	12/2024	USD	(394,350)	—	(1,463)
Soybean	(22)	01/2025	USD	(1,088,450)	6,964	—
Soybean	(20)	03/2025	USD	(996,000)	8,281	—
Soybean	(3)	03/2025	USD	(149,400)	218	—
Soybean	(27)	03/2025	USD	(1,344,600)	—	(931)
Soybean	(11)	05/2025	USD	(554,675)	4,563	—
Soybean	(16)	11/2025	USD	(808,600)	10,077	—
Soybean Meal	(28)	01/2025	USD	(817,320)	32,428	—
Soybean Meal	(33)	03/2025	USD	(982,080)	17,850	—
Soybean Meal	(10)	03/2025	USD	(297,600)	—	(2,708)
Soybean Meal	(22)	03/2025	USD	(654,720)	—	(5,530)
Soybean Oil	(4)	01/2025	USD	(100,176)	—	(69)

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Soybean Oil	(9)	03/2025	USD	(227,178)	5,085	—
Soybean Oil	(1)	03/2025	USD	(25,242)	76	—
Soybean Oil	(3)	05/2025	USD	(76,266)	—	(211)
Sugar #11	(2)	02/2025	USD	(47,219)	1,138	—
Sugar #11	(1)	09/2025	USD	(21,235)	547	—
Swedish Krona	(35)	12/2024	USD	(6,429,500)	63,960	—
Swiss Franc	(20)	12/2024	USD	(2,842,250)	11,047	—
Swiss Franc	(12)	12/2024	USD	(1,705,350)	—	(1,900)
U.S. Long Bond	(13)	03/2025	USD	(1,553,500)	—	(37,188)
U.S. Long Bond	(27)	03/2025	USD	(3,226,500)	—	(39,495)
U.S. Long Bond	(43)	03/2025	USD	(5,138,500)	—	(131,075)
U.S. Treasury 10-Year Note	(52)	03/2025	USD	(5,781,750)	—	(29,019)
U.S. Treasury 10-Year Note	(43)	03/2025	USD	(4,781,063)	—	(61,697)
U.S. Treasury 10-Year Note	(49)	03/2025	USD	(5,448,188)	—	(69,716)
U.S. Treasury 2-Year Note	(122)	03/2025	USD	(25,145,344)	—	(52,499)
U.S. Treasury 2-Year Note	(129)	03/2025	USD	(26,588,110)	—	(53,604)
U.S. Treasury 5-Year Note	(102)	03/2025	USD	(10,975,359)	—	(41,912)
U.S. Treasury 5-Year Note	(100)	03/2025	USD	(10,760,156)	—	(76,166)
U.S. Treasury Ultra 10-Year Note	(34)	03/2025	USD	(3,903,094)	—	(28,308)
U.S. Treasury Ultra 10-Year Note	(168)	03/2025	USD	(19,285,875)	—	(326,050)
U.S. Treasury Ultra Bond	(17)	03/2025	USD	(2,162,188)	—	(40,941)
U.S. Treasury Ultra Bond	(64)	03/2025	USD	(8,140,000)	—	(309,427)
Volatility Index	(4)	12/2024	USD	(59,407)	6,437	—
Wheat	(20)	03/2025	USD	(548,000)	23,297	—
Wheat	(21)	03/2025	USD	(575,400)	22,866	—
Wheat	(14)	05/2025	USD	(389,900)	16,569	—
Wheat	(4)	07/2025	USD	(112,750)	2,479	—
Wheat	(16)	12/2025	USD	(474,400)	3,927	—
White Sugar #5	(5)	02/2025	USD	(136,925)	3,250	—
WIG 20 Index	(53)	12/2024	PLN	(2,332,000)	19,209	—
WTI Crude	(2)	12/2024	USD	(136,000)	3,218	—
WTI Crude	(6)	12/2024	USD	(408,000)	12,990	—
WTI Crude	(5)	12/2024	USD	(340,000)	3,632	—
WTI Crude	(1)	12/2024	USD	(68,000)	—	(463)
WTI Crude	(3)	01/2025	USD	(203,160)	2,497	—
WTI Crude	(6)	01/2025	USD	(406,320)	4,730	—
WTI Crude	(2)	02/2025	USD	(134,960)	2,228	—
WTI Crude	(6)	02/2025	USD	(404,880)	5,820	—
WTI Crude	(1)	03/2025	USD	(67,310)	1,059	—
WTI Crude	(4)	03/2025	USD	(269,240)	5,233	—
WTI Crude	(1)	11/2025	USD	(65,950)	1,558	—
Yen Denominated Nikkei 225 Index	(1)	12/2024	JPY	(19,150,000)	—	(1,924)
Total					965,862	(2,541,001)

Cleared interest rate swap contracts
Fund receives	Fund pays	Payment frequency	Counterparty	Maturity date	Notional currency	Notional amount	Value ($)	Upfront payments ($)	Upfront receipts ($)	Unrealized appreciation ($)	Unrealized depreciation ($)
SOFR	Fixed rate of 3.520%	Receives Annually, Pays Annually	Citi	12/20/2053	USD	808,000	25,913	—	—	25,913	—

Reference index and values for swap contracts as of period end
Reference index		Reference rate
SOFR	Secured Overnight Financing Rate	4.570%
Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Notes to Consolidated Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At November 30, 2024, the total value of these securities amounted to $133,748,017, which represents 27.47% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2024.
(c)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2024, the total value of these securities amounted to $2,395,555, which represents 0.49% of total net assets.

(d)	Valuation based on significant unobservable inputs.
(e)	Zero coupon bond.
(f)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2024.

(g)	Represents a security purchased on a when-issued basis.
(h)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(i)	Non-income producing investment.
(j)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(k)	Perpetual security with no specified maturity date.
(l)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2024.

(m)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	Income from this security may be subject to alternative minimum tax.
(p)	Represents a security purchased on a forward commitment basis.
(q)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At November 30, 2024, the total market value of these securities amounted to $512,013, which represents 0.11% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Abiomed, Inc., CVR	12/21/2022	15,541	—	27,197
Albireo Pharma, Inc., CVR	01/09/2023-01/23/2023	37,853	80,907	96,056
Cincor Pharma, Inc.	01/09/2023-02/23/2023	44,405	135,473	160,755
Concert Pharmaceuticals, Inc., CVR	01/19/2023-03/02/2023	173,147	63,478	75,561
Resolute Forest Products, Inc.	07/06/2022-12/29/2022	76,222	101,179	152,444
			381,037	512,013

(r)
The stated interest rate represents the weighted average interest rate at November 30, 2024 of contracts within the senior loan facility. Interest rates on contracts are primarily determined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period. Base lending rates may be subject to a floor or minimum rate. The interest rate for senior loans purchased on a when-issued or delayed delivery basis will be determined upon settlement, therefore no interest rate is disclosed. Senior loans often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay cannot be predicted with accuracy. As a result, remaining maturities of senior loans may be less than the stated maturities. Generally, the Fund is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(s)	The rate shown is the seven-day current annualized yield at November 30, 2024.
(t)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended November 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.802%
	151,518,200	51,420,002	(58,573,409)	(1,695)	144,363,098	1,430	1,776,862	144,391,977

Multi-Manager Alternative Strategies Fund  | 2024

Consolidated Portfolio of Investments  (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2024 (Unaudited)
Abbreviation Legend
BNY	Bank of New York
CMO	Collateralized Mortgage Obligation
CVR	Contingent Value Rights
FGIC	Financial Guaranty Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation
MTA	Monthly Treasury Average
NIBOR	Norwegian Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Yuan Offshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
Multi-Manager Alternative Strategies Fund  | 2024

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT100_08_R01_(01/25)